As filed with the Securities and Exchange Commission on August 14, 2003.
                       Securities Act File No. 033-38074.
                       Investment Trust Act No. 811-6260.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Amendment No.                                                               [28]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                          [X]
Post Effective Amendment No.                                                [26]

                             QUAKER INVESTMENT TRUST
                        1288 Valley Forge Road, Suite 76
                               Post Office Box 987
                             Valley Forge, PA 19482
                                 1-800-220-8888
                                AGENT FOR SERVICE
                               Jeffry H. King, Sr.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
                                  610-935-4511

Approximate Date of Proposed Public Offering:
--------------------------------------------
As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):
------------------------------------------------------------------------------
/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/X/  on August 29, 2003 pursuant to paragraph (a)(3)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares that an indefinite number or amount of its securities is being registered by this Registration Statement. Registrant filed a Rule 24f-2 Notice for its fiscal year ended June 30, 2002, on September 12, 2002.

--------------------------------------------------------------------------------

PROSPECTUS                                               [GRAPHIC OMITTED]
AUGUST 29, 2003
---------------


GROWTH FUNDS
--------------------------------------------
     Quaker Aggressive Growth Fund
     Quaker Core Equity Fund
     Quaker Small-Cap Growth Fund
     Quaker Capital Opportunities Fund
     Quaker Biotech Pharma-Healthcare Fund


VALUE FUNDS
--------------------------------------------
     Quaker Mid-Cap Value Fund
     Quaker Small-Cap Value Fund
     Geewax Terker Core Value Fund


FIXED INCOME FUNDS
--------------------------------------------
     Quaker Fixed Income Fund
     Quaker Intermediate Municipal Bond Fund


As is the case with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a crime.

YOUR GUIDE
TO THE PROSPECTUS

     This Prospectus is designed to help you make an informed decision about whether investing in The Quaker(R) Funds is appropriate for you. Please read it carefully before investing and keep it on file for future reference.

     To make this Prospectus easy for you to read and understand, we have divided it into four sections. Each section is organized to help you quickly identify the information you are looking for.

     The first section, OUR FUNDS, describes each Fund's investment objective, investment strategies and policies, risks, and the likely costs of investing in that Fund. In particular, this section tells you four important things about each Fund you should know before you invest:

     o Each Fund's investment objective - what each Fund is trying to achieve.

     o Each Fund's principal investment strategies - how each Fund tries to meet its investment objective.

     o The investment selection process used by each Fund - how each Fund chooses its primary investments.

     o Risks you should be aware of - the principal risks of investing in each Fund.

     The other three sections of the Prospectus - WHO MANAGES OUR FUNDS, HOW TO BUY AND SELL SHARES, and ADDITIONAL INFORMATION - provide you with detailed information about how each Fund is managed, the services and privileges that are available to you, how shares are priced, how to buy and sell shares, and other meaningful information about our Funds.

                                TABLE OF CONTENTS

OUR FUNDS
                                                                            PAGE
GROWTH FUNDS
Quaker Aggressive Growth Fund                                                  4
Quaker Core Equity Fund                                                        8
Quaker Small-Cap Growth Fund                                                  10
Quaker Capital Opportunities Fund                                             12
Quaker Biotech Pharma-Healthcare Fund                                         15

VALUE FUNDS
Quaker Mid-Cap Value Fund                                                     18
Quaker Small-Cap Value Fund                                                   21
Geewax Terker Core Value Fund                                                 24

FIXED INCOME FUNDS
Quaker Fixed Income Fund                                                      27
Quaker Intermediate Municipal Bond                                            30

Additional Investment Information                                             34

WHO MANAGES OUR FUNDS

The Fund Manager                                                              36
The Sub-Advisors                                                              37

HOW TO BUY AND SELL SHARES                                                    39

ADDITIONAL INFORMATION

Dividends And Distributions                                                   48

Tax Considerations                                                            48

Financial Highlights                                                          51

For Get More Information                                                      61

                                    OUR FUNDS
GROWTH FUNDS
------------

QUAKER AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
THE FUND'S               Long-term  growth of capital.  Current  income is not a
INVESTMENT OBJECTIVE     significant  investment   consideration  and  any  such
                         income  realized will be  considered  incidental to the
                         Fund's investment objective.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL     o    normally  investing  at  least  65% of the  Fund's
INVESTMENT STRATEGIES         total assets in US common stocks;
                         o    investing in common  stocks of  companies  without
                              regard to market capitalizations;
                         o    investing its assets in a limited number of equity
                              securities of companies  which the Fund's  Advisor
                              believes  show a  high  probability  for  superior
                              growth;
                         o    investing  up  to  25%  of  its  total  assets  in
                              "special  situation"  securities  when the  Fund's
                              Advisor believes such investments will benefit the
                              Fund.  A special  situation  arises  when,  in the
                              Advisor's  opinion,  the  securities  of a company
                              will  experience an unusual gain or loss solely by
                              reason of a development  particularly  or uniquely
                              applicable  to  that  company.   Such   situations
                              include  but  are  not   limited  to:   spin-offs,
                              corporate      restructurings,       liquidations,
                              reorganizations,   recapitalizations  or  mergers,
                              material litigation,  technological  breakthroughs
                              and new management or management policies;
                         o    employing  an  aggressive  strategy  of  portfolio
                              trading to respond to changes in the marketplace;
                         o    Assuming  defensive  positions where the portfolio
                              contains  a  large  percentage  of cash  and  cash
                              equivalents to protect  shareholder  capital under
                              adverse market conditions;
                         o    seeking a balance between  investments in "special
                              situation"  investments  and investments in large-
                              to  mid-capitalization  equities  (in excess of $3
                              billion  in  market  capitalization)  with high or
                              accelerating profitability; and
                         o    utilizing a strategy of short  selling  securities
                              to  reduce   volatility   and  enhance   potential
                              investment  gain.  The Fund limits  short sales to
                              not more than 25% of the Fund's total assets.  The
                              Fund may  engage  in two  types  of  short  sales.
                              Securities  may be  sold "  against  the  box"  or
                              outright.  A short  sale  "against  the box" means
                              that  securities  the Fund  already owns are sold,
                              but not delivered.  Instead,  these securities are
                              segregated and pledged against the short position.
                              When the short sale is closed out, the  securities
                              owned  are   released.   Outright   short  selling
                              involves  the  sale of  securities  not  presently
                              owned by the Fund.  If the Fund does not  purchase
                              that  security  on the same day as the  sale,  the
                              security must be borrowed. At the time an outright
                              short  sale  is  effected,   the  Fund  incurs  an
                              obligation  to replace  the  security  borrowed at
                              whatever  its  price  may be at the  time the Fund
                              purchases the security for delivery to the lender.
                              Any gain or loss on the  transaction is taxable as
                              a short-term capital gain or loss.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PRINCIPAL RISKS      o    GENERAL   RISK-   As  is  the   case   with   most
OF INVESTING IN THE           investments,  you may lose money by  investing  in
FUND                          the Fund.
                         o    STOCK  MARKET  RISK-  The Fund is  exposed  to the
                              risks of  investing  in common  stocks,  including
                              price risk and credit risk.
                         o    SHORT  SELLING  RISKS-  The Fund  engages in short
                              selling, which involves special risks and requires
                              special investment expertise.
                         o    SPECIAL   SITUATION   RISKS-The  Fund  invests  in
                              "special situation"  securities,  a practice which
                              involves   special  risks  and  requires   special
                              investment expertise.
                         o    GROWTH  RISKS- The Fund invests in companies  that
                              appear  to be  growth-oriented  companies.  If the
                              Fund's perceptions of a company's growth potential
                              are  wrong,  the  securities   purchased  may  not
                              perform as expected, reducing the Fund's return.
                         o    PORTFOLIO  TURNOVER  RISK-  The  Fund's  portfolio
                              manager   may  engage  in   aggressive   portfolio
                              trading.  As a result,  the Fund could  experience
                              higher than average portfolio turnover,  resulting
                              in the realization of gains and losses which could
                              have   negative   tax    consequences    to   Fund
                              shareholders.
                         o    DEFENSIVE  POSITION  RISK-  The  Fund's  portfolio
                              manager may seek to protect shareholder capital by
                              assuming  defensive  positions  where  the  Fund's
                              portfolio  is  comprised  mainly  of cash and cash
                              equivalents.  Under such  circumstances,  the fund
                              may not achieve its investment objective.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
THE BAR CHART AND TABLE SET OUT BELOW HELP SHOW THE RETURNS AND RISKS OF INVESTING IN CLASS A SHARES OF THE FUND(1). THEY SHOW CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE S&P 500 INDEX** DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE MAY NOT BE AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

ANNUAL RETURNS FOR CALENDAR YEAR PERIODS ENDING DECEMBER 31,
================================================================================

                               [GRAPHIC OMITTED]

          1997           20.32%

          1998           30.16%

          1999           96.98%

          2000           15.48%

          2001          -13.12%
================================================================================
BEST QUARTER 4TH QUARTER, 1999 35.82%     WORST QUARTER 3RD QUARTER, 1998 -5.34%
================================================================================

THE FUND'S CUMULATIVE YEAR-TO-DATE RETURN THROUGH SEPTEMBER 30, 2002 WAS -15.20%

1. The Fund's shareholders approved the conversion of the Fund's No-Load Share Class to Class A shares on June 23, 2000. The returns shown above reflect the performance of the former No-Load Class for periods ending before June 23, 2000, and Class A shares thereafter. Since all the Fund's share classes are invested in the same portfolio of securities, investment returns for each share class will differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance table. If they were, returns would be lower.
** The S&P 500 Index is a widely recognized, unmanaged index of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING ON DECEMBER 31, 2001  (1)
--------------------------------------------------------------------------------
Portfolio Returns                           One Year(2)  Five Year  Inception(3)
--------------------------------------------------------------------------------

Before-Tax Return                             -13.12%      25.36%      25.26%
--------------------------------------------------------------------------------

After-Tax Return on Distributions             -13.19%      19.53%      19.61%
--------------------------------------------------------------------------------
After-Tax Return on Distributions
  and Sale of Fund Shares                      -7.99%      17.99%      18.06%
--------------------------------------------------------------------------------

S&P 500 Index                                 -11.89%      10.69%      10.05%
--------------------------------------------------------------------------------
(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. Returns do not reflect sales loads or commissions. If sales loads or commissions were included, returns would be lower.
(2) The 1-year return after taxes on distribution and sale of fund shares may at times be higher than the 1-year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
(3)  The Fund commenced operations on November 25, 1996.

COSTS OF INVESTING IN THE FUND
------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           CLASS A1  CLASS B2  CLASS C2
 ----------------------------------------           --------  --------  --------

Maximum Sales Charge (Load) Imposed on Purchases     5.50%      None      None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                  None     5.00%     1.00%
(as a percentage of the original purchase price or redemption proceeds, whichever is lower).

Maximum Sales Charge (Load) Imposed on Reinvested     None      None      None
Dividends And other Distributions

Redemption Fees3                                      None      None      None
(as a percentage of amount redeemed)

Exchange Fees                                         None      None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------
TYPE OF FEE                                  Class A   Class B   Class C   Institutional
-----------                                  -------   -------   -------   -------------
MANAGEMENT FEES4                              1.30%     1.30%     1.30%        1.30%
DISTRIBUTION & SERVICING (12B-1) FEES5        0.25%     1.00%     1.00%        0.00%
OTHER EXPENSES6                               0.65%     0.65%     0.65%        0.65%
                                              -----     -----     -----        -----
TOTAL ANNUAL FUND OPERATING EXPENSES7         2.20%     2.95%     2.95%        1.95%
                                              =====     =====     =====        =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.
4. Management fees include a fee of 1.30% for investment advisory services to the Fund Manager, Quaker Funds, Inc.
5. The Fund's Board of Directors has adopted a Distribution and Shareholder servicing plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, and other service providers.
7. Total Annual Operating Expenses reflect expenses for Fund's fiscal year ended June 30, 2002.

EXPENSE EXAMPLE
---------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS FOR EACH SHARE CLASS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $762          $1,203         $1,670        $2,954
CLASS B                      $809          $1,234         $1,776        $3,280
CLASS C                      $401          $  915         $1,557        $3,280
INSTITUTIONAL CLASS          $199          $  615         $1,057        $2,285

--------------------------------------------------------------------------------

IF YOU DID NOT REDEEM YOUR SHARES, BASED ON THE ABOVE ASSUMPTIONS, YOUR COSTS WOULD BE:

                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $761          $1,200         $1,665        $2,945
CLASS B                      $298          $  913         $1,552        $3,271
CLASS C                      $298          $  913         $1,552        $3,271
INSTITUTIONAL CLASS          $198          $  612         $1,052        $2,275

QUAKER CORE EQUITY FUND
--------------------------------------------------------------------------------
THE FUND'S               Long-term  growth of capital.  Current  income is not a
INVESTMENT OBJECTIVE     significant  investment   consideration  and  any  such
                         income  realized will be  considered  incidental to the
                         Fund's investment objective.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL     o    normally  investing  at  least  80% of the  Fund's
INVESTMENT STRATEGIES         total assets in US common stocks of companies with
                              large market capitalizations (over $6 billion);
                         o    holding  from  60 to  200  stocks  in  the  Fund's
                              investment portfolio;
                         o    maintaining  an investment  portfolio that has, on
                              average, a higher  price/earnings  ratio and lower
                              yield than the Russell 1000Growth Index;
                         o    investing in companies  with strong  fundamentals,
                              increasing  sales  and  earnings,  a  conservative
                              balance  sheet  and  reasonable   expectations  of
                              continuing earnings increases; and
                         o    reducing   capital  gains  taxes  by   controlling
                              portfolio turnover.
--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF   o    GENERAL   RISK-   As  is  the   case   with   most
INVESTING IN THE FUND         investments,  you may lose money by  investing  in
                              the Fund.
                         o    STOCK  MARKET  RISK-  The Fund is  exposed  to the
                              risks of  investing  in common  stocks,  including
                              price risk and credit risk.
                         o    GROWTH  RISKS- The Fund invests in companies  that
                              appear  to be  growth-oriented  companies.  If the
                              Fund's perceptions of a company's growth potential
                              are  wrong,  the  securities   purchased  may  not
                              perform as expected, reducing the Fund's return.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
THE BAR CHART AND TABLE SET OUT BELOW HELP SHOW THE RETURNS AND RISKS OF INVESTING IN CLASS A SHARES OF THE FUND(1). THEY SHOW CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE RUSSELL 1000 GROWTH INDEX** AND THE S&P 500 INDEX*** DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE MAY NOT BE AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

ANNUAL RETURNS FOR CALENDAR YEAR PERIODS ENDING DECEMBER 31,
================================================================================

                               [GRAPHIC OMITTED]

          1997            29.63%

          1998            32.51%

          1999            30.62%

          2000           -28.12%

          2001           -26.03%

================================================================================
BEST QUARTER 4TH QUARTER, 1998 35.71%    WORST QUARTER 4TH QUARTER, 2000 -23.26%
================================================================================

THE FUND'S CUMULATIVE YEAR-TO-DATE TOTAL RETURN THROUGH SEPTEMBER 30, 2002 WAS -28.28%

(1) The Fund's shareholders approved the conversion of the Fund's No-Load Share Class to Class A shares on June 23, 2000. The returns shown above reflect the performance of the former No-Load Class for periods ending before June 23, 2000, and Class A shares thereafter. Since all the Fund's share classes are invested in the same portfolio of securities, investment returns for each share class will differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance table. If they were, returns would be lower.
** Russell 1000 Growth Index is a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
*** The S&P 500 Index is a widely recognized, unmanaged index of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING ON DECEMBER 31, 2001  (1)

--------------------------------------------------------------------------------
Portfolio Returns                           One Year(2)  Five Year  Inception(3)
--------------------------------------------------------------------------------

Before-Tax Return                            -26.03%        3.66%       3.12%
--------------------------------------------------------------------------------

After-Tax Return on Distributions            -26.03%        3.23%       2.70%
--------------------------------------------------------------------------------
After-Tax Return on Distributions
  and Sale of Fund Shares                    -15.85%        2.98%       2.54%
--------------------------------------------------------------------------------

Russell 1000 Growth Index
--------------------------------------------------------------------------------

S&P 500 Index                                -11.89%       10.69%      10.05%
--------------------------------------------------------------------------------
(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. Returns do not reflect sales loads or commissions. If sales loads or commissions were included, returns would be lower.
(2) The 1-year return after taxes on distribution and sale of fund shares may from time to time be higher than the 1-year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
(3)  The Fund commenced operations on November 25, 1996.

COSTS OF INVESTING IN THE FUND
------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           CLASS A1  CLASS B2  CLASS C2
 ----------------------------------------           --------  --------  --------

Maximum Sales Charge (Load) Imposed on Purchases      5.50%      None      None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                   None     5.00%     1.00%
(as a percentage of the original purchase price or redemption proceeds, whichever is lower).

Maximum Sales Charge (Load) Imposed on Reinvested      None      None      None
Dividends And other Distributions

Redemption Fees3                                       None      None      None
(as a percentage of amount redeemed)

Exchange Fees                                          None      None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------
TYPE OF FEE                                  Class A   Class B   Class C   Institutional
-----------                                  -------   -------   -------   -------------
Management Fees4                              1.05%     1.05%     1.05%        1.05%
Distribution & Servicing (12b-1) Fees5        0.25%     1.00%     1.00%        0.00%
Other Expenses6                               0.91%     0.91%     0.91%        0.91%
                                              -----     -----     -----        -----
Total Annual Fund Operating Expenses7         2.21%     2.96%     2.96%        1.96%
                                              =====     =====     =====        =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.
4. Management fees include a fee of 1.05% for investment advisory services to the Fund Manager, Quaker Funds, Inc., of which a fee of 0.75% is paid by Quaker Funds, Inc. to the Fund's Sub-Advisor, Geewax, Terker & Co.
5. The Fund's Board of Directors has adopted a Distribution and Shareholder Servicing Planunder Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, and other service providers.
7. Total Annual Operating Expenses reflect expenses for Fund's fiscal year ended June 30, 2002.

EXPENSE EXAMPLE
---------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS FOR EACH SHARE CLASS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $762          $1,203         $1,670         $2,954
CLASS B                      $809          $1,234         $1,776         $3,280
CLASS C                      $401          $  915         $1,557         $3,280
INSTITUTIONAL CLASS          $199          $  615         $1,057         $2,285

IF YOU DID NOT REDEEM YOUR SHARES, BASED ON THE ABOVE ASSUMPTIONS, YOUR COSTS WOULD BE:

                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $762          $1,203         $1,670         $2,954
CLASS B                      $299          $  915         $1,557         $3,280
CLASS C                      $299          $  915         $1,557         $3,280
INSTITUTIONAL CLASS          $199          $  615         $1,057         $2,285

QUAKER SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
THE FUND'S               Long-term  growth of capital.  Current  income is not a
INVESTMENT OBJECTIVE     significant  investment   consideration  and  any  such
                         income  realized will be  considered  incidental to the
                         Fund's investment objective.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL     o    normally  investing  at  least  80% of the  Fund's
INVESTMENT STRATEGIES         total  assets  in US  common  stocks  with  market
                              capitalizations  within  the  range  of  companies
                              included   in  the  Russell   2000  Growth   Index
                              (currently less than $1.5 billion);
                         o    investing  in  a  portfolio  of  securities  which
                              includes  a  broadly  diversified  number  of U.S.
                              equity  securities  which the  Fund's  Sub-Advisor
                              believes  show  a  high  probability  of  superior
                              prospects   for   above   average   growth.    The
                              Sub-Advisor   chooses  these  securities  using  a
                              "bottoms up" approach of extensively analyzing the
                              financial,   management   and   overall   economic
                              conditions of each potential investment.
--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF   o    GENERAL   RISK-   As  is  the   case   with   most
INVESTING IN THE FUND         investments,  you may lose money by  investing  in
                              the Fund.
                         o    STOCK  MARKET  RISK-  The Fund is  exposed  to the
                              risks of  investing  in common  stocks,  including
                              price risk and credit risk.
                         o    GROWTH RISK- The Fund  invests in  companies  that
                              appear  to be  growth-oriented  companies.  If the
                              Fund's perceptions of a company's growth potential
                              are  wrong,  the  securities   purchased  may  not
                              perform as expected, reducing the Fund's return.
                         o    SMALL-CAP STOCK RISKS- The Fund invests in smaller
                              companies (generally less than $1.5 billion market
                              capitalization).  Smaller companies can be riskier
                              investments than larger companies.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
THE FUND COMMENCED INVESTMENT OPERATIONS ON JUNE 14, 2001 AND HAD NOT COMPLETED A FULL CALENDAR YEAR OF OPERATIONS AS OF DECEMBER 31, 2001. ACCORDINGLY, A BAR CHART AND TABLE DESCRIBING THE FUND'S PERFORMANCE IS NOT YET AVAILABLE.

COSTS OF INVESTING IN THE FUND
------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.
SHAREHOLDER FEES:

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           CLASS A1  CLASS B2  CLASS C2
 ----------------------------------------           --------  --------  --------
Maximum Sales Charge (Load) Imposed on Purchases      5.50%      None      None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                   None     5.00%     1.00%
(as a percentage of the original purchase price or redemption proceeds, whichever is lower).

Maximum Sales Charge (Load) Imposed on Reinvested      None      None      None
Dividends And other Distributions

Redemption Fees3                                       None      None      None
(as a percentage of amount redeemed)

Exchange Fees                                          None      None      None

Annual Fund Operating Expenses
(Expenses that are deducted from Fund Assets)
----------------------------------------------------------------------------------------
TYPE OF FEE                                  Class A   Class B   Class C   Institutional
-----------                                  -------   -------   -------   -------------
Management Fees4                              1.05%     1.05%     1.05%        1.05%
Distribution & Servicing (12b-1) Fees5        0.25%     1.00%     1.00%        0.00%
Other Expenses6                               1.31%     1.31%     1.31%        1.31%
                                              -----     -----     -----        -----
Total Annual Fund Operating Expenses7         2.61%     3.36%     3.36%        2.36%
                                              =====     =====     =====        =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.
4. Management fees include a fee of 1.05% for investment advisory services to the Fund Manager, Quaker Funds, Inc., of which a fee of 0.75% is paid by Quaker Funds, Inc. to the Fund's Sub-Advisor, Geewax, Terker & Co.
5. The Fund's Board of Directors has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, Sponsor and other service providers.
7. Total Annual Operating Expenses reflect expenses for the Fund's fiscal year ended June 30, 2002

EXPENSE EXAMPLE
---------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS FOR EACH SHARE CLASS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $814          $1,361         $1,935         $3,494
CLASS B                      $847          $1,348         $1,965         $3,649
CLASS C                      $440          $1,033         $1,750         $3,649
INSTITUTIONAL CLASS          $239          $  736         $1,260         $2,696

IF YOU DID NOT REDEEM YOUR SHARES, BASED ON THE ABOVE ASSUMPTIONS, YOUR COSTS WOULD BE:
--------------------------------------------------------------------------------
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $814          $1,361         $1,935         $3,494
CLASS B                      $339          $1,033         $1,750         $3,649
CLASS C                      $339          $1,033         $1,750         $3,649
INSTITUTIONAL CLASS          $239          $  736         $1,260         $2,696

QUAKER CAPITAL OPPORTUNITIES FUND
---------------------------------

--------------------------------------------------------------------------------
THE FUND'S               Long-term  capital  growth.  Current  income  is  not a
INVESTMENT OBJECTIVE     significant  consideration and any such income realized
                         will be considered incidental.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL     o    normally  invest at least 65% of the Fund's  total
INVESTMENT STRATEGIES         assets in common stocks or securities  convertible
 AND POLICIES                 into common stocks;
                         o    invest  the Fund's  assets in stocks of  companies
                              without regard to market capitalizations;
                         o    invest  the Fund's  assets in a limited  number of
                              securities  that the  Sub-Advisor  believes show a
                              high probability for superior growth;
                         o    invest up to 25% of the Fund's  assets in "special
                              situation"  securities when the Fund's Sub-Advisor
                              believes  such  investments  will  help the  Fund.
                              Special    situations    include     liquidations,
                              reorganizations,    recapitalizations,    material
                              litigation,  technological  breakthroughs  and new
                              management or management policies.
                         o    invest a large  portion of the  Fund's  assets (in
                              excess of 25%) in stocks of  companies in the same
                              industry sector when the Sub-Advisor believes that
                              industry sector has an above average  prospect for
                              achieving superior growth; and
                         o    reinvest the Fund's  assets in different  industry
                              sectors  as  appropriate   when  the   Sub-Advisor
                              believes   that  an  industry   sector  should  be
                              overweighted.

                         The Fund will generally invest for the long term, but may occasionally invest on a short-term basis when the Sub-Advisor believes that it will benefit the Fund.

                         Mutual funds generally emphasize either "growth" or "value" styles of investing. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings. Value funds invest in companies that appear under-priced according to certain financial measurements of their intrinsic worth or business prospects, such as low p/e and p/s ratios. The Fund primarily invests in "growth" companies.

                         The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios. As a result, the Fund has the ability to take larger positions in a smaller number of securities than diversified portfolios.

                         Under adverse market conditions, when investment opportunities are limited, or in the event of exceptional redemption requests, the Fund may hold cash or cash-equivalents and may invest without limit in obligations of the U.S. Government and its agencies and in money market securities, including high-grade commercial paper, certificates of deposit, repurchase agreements and short-term debt securities. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent that it would if it remained more fully invested in common stocks. As a result, during these periods the Fund may be less likely to achieve its investment objective than under normal circumstances.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL     o    GENERAL  RISKS- You could lose money  investing in
INVESTMENT RISKS              the Fund. When you sell your Fund shares, they may
                              be worth less than what you paid for them  because
                              the value of the Fund's investments will vary from
                              day-to-day,  reflecting  changes in overall market
                              conditions   and  the   conditions  of  individual
                              securities held by the Fund.

                         o RISKS OF INVESTING IN COMMON STOCKS- The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

                         o NON-DIVERSIFICATION RISK- Non-diversification increases the risk that the value of the Fund could decrease because of the poor performance of a single investment, because the Fund may have invested a substantial portion (up to 25% of its total assets) in that single security. Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

                         o GROWTH RISK- The Fund invests in companies that appear to be growth-oriented companies. If the Fund's perceptions of a company's potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return. Also, "growth" stock as a whole may fall out of favor in the marketplace, which would result in the fund underperfoming the market.

                         o SMALL-CAP STOCK RISKS- The Fund invests in companies with small market capitalizations (generally less than $1.5 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region and may be less well known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

                         o MEDIUM-CAP STOCK RISKS- The Fund invests in companies with medium market capitalizations (from $1.5 to $6 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region and may be less well known to the investment community, they can have more volatile share prices. Also, these companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

                         o SPECIAL SITUATION RISKS- The Fund invests in "special situations". Special situations often involve much greater risk than is found in the normal course of investing. These risks result from the subjective nature of determining what a special situation is. Liquidations, reorganizations, recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company's price that the Fund's Advisor expects, which could negatively impact the Fund. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors) or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).
--------------------------------------------------------------------------------

PAST PERFORMANCE HISTORY
------------------------
THE FUND COMMENCED INVESTMENT OPERATIONS ON JANUARY 31, 2002 AND HAS NOT YET COMPLETED A FULL CALENDAR YEAR. ACCORDINGLY, A PERFORMANCE BAR CHART AND TABLE DESCRIBING THE FUND'S ANNUAL PERFORMANCE AND COMPARING THAT PERFORMANCE TO APPROPRIATE INDICES IS NOT YET AVAILABLE.

COSTS OF INVESTING IN THE FUND
------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:

(FEES PAID DIRECTLY FROM YOUR INVESTMENT)            CLASS A1  CLASS B2  CLASS C
 ----------------------------------------            --------  --------  -------

Maximum Sales Charge (Load) Imposed on Purchases       5.50%      None     None

Maximum Deferred Sales Charge (Load)                    None     5.00%    1.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions                       None      None     None

Redemption Fees3                                        None      None     None

Exchange Fees                                           None      None     None

ANNUAL FUND OPERATING EXPENSES:
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------
Type of Fee                                          Class A   Class B   Class C
-----------                                          -------   -------   -------
Management Fees4                                      1.05%     1.05%     1.05%
Distribution & Servicing (12b-1) Fees5                0.25%     1.00%     1.00%
Other Expenses6                                       1.23%     1.23%     1.23%
                                                      -----     -----     -----
Total Annual Fund Operating Expenses7                 2.53%     3.28%     3.28%
                                                      =====     =====     =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.
4. Management fees include a base fee of 1.05% for investment advisory services to the Investment Advisor, Quaker Funds, Inc., of which a base fee of 0.75% is paid by Quaker Funds, Inc. to the Fund's Sub-Advisor, Knott Capital Management, Inc.
5. The Fund's Board of Directors has adopted a Distribution and Shareeholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, and other service providers.
7. Reflects annualized expenses for Class A Shares from 1/31/02 thru 6/30/02, Class B & C shares from 5/1/02 thru 6/30/02.

EXPENSE EXAMPLE
---------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                           ONE YEAR     THREE YEARS
                           ------------------------
CLASS A                      $792          $1,294
CLASS B                      $839          $1,325
CLASS C                      $433          $1,010

IF YOU DID NOT REDEEM YOUR SHARES, YOUR COSTS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                           ONE YEAR     THREE YEARS
                           ------------------------
CLASS A                      $792          $1,294
CLASS B                      $331          $1,010
CLASS C                      $331          $1,010

QUAKER BIOTECH PHARMA-HEALTHCARE FUND

--------------------------------------------------------------------------------
THE FUND'S               Long-term capital appreciation. Current income is not a
INVESTMENT OBJECTIVE     significant  investment   consideration  and  any  such
                         income  realized will be  considered  incidental to the
                         Fund's investment objective.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL     o    Under  normal  market  conditions,  the Fund  will
INVESTMENT STRATEGIES         invest  at least  80% of its  assets  in stocks of
AND POLICIES                  companies that have  attractive  growth  prospects
                              resulting  from leading edge product  research and
                              development  that are engaged in the  development,
                              production  or  distribution   of   biotechnology,
                              healthcare   and   pharmaceutical   products   and
                              services.  These  types of products  and  services
                              currently   include,   but  are  not  limited  to,
                              biological  research involving genetic engineering
                              and  recombinant  DNA technology  (biotechnology),
                              biopharmaceutical   and  biomedical  products  and
                              services,  and  drug  research,   development  and
                              production.  In order to qualify for  purchase,  a
                              company  must  derive at least  50% of its  annual
                              revenues  from the  provision of such products and
                              services  or have at least  50% of its  assets  in
                              such products or services.
                         o    invest a majority  of the Fund's  assets in stocks
                              of    companies    without    regard   to   market
                              capitalization;
                         o    hold  a  focused  portfolio  of  between  15 to 25
                              stocks in the Fund's portfolio;
                         o    invest up to 30% of the Fund's assets in companies
                              whose  securities trade outside the United States;
                              and
                         o    commit  up to 25% of the  Fund's  assets  in short
                              selling as a hedge and to increase the overall return to the Fund

                         Mutual funds generally emphasize either "growth" or "value" styles of investing. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings. Value funds invest in companies that appear under-priced according to certain financial measurements of their intrinsic worth or business prospects, such as low p/e and p/s ratios. The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital growth and little or no emphasis on dividend income.

                         The Fund is a "non-diversified" portfolio, which means it can invest in fewer securities at any one time than diversified portfolios.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL     GENERAL  RISKS- You could lose money  investing  in the
INVESTMENT RISKS         Fund. When you sell your Fund shares, they may be worth
                         less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund.

                         COMMON STOCKS RISKS- The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

                         GROWTH RISK-The Fund invests in companies that appear to be growth-oriented companies. If the Fund's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return. Further, "growth" stocks, in general, may lose favor in the market and under perform other types of securities.

                         NON-DIVERSIFICATION RISK
                         Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

                         INDUSTRY RISK- To the extent that the Fund invests in the biotechnology, healthcare and pharmaceutical industries, it is subject to the risk that the companies in those industries are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Because of the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.

                         SPECIAL SITUATION RISKS- The Fund invests in "special situations". Special situations often involve much greater risk than is found in the normal course of
                         investing.        Liquidations,        reorganizations,
                         recapitalizations, material litigation, technological breakthroughs and new management or management policies may not have the effect on a company's price that the Fund's Advisor expects, which could negatively impact the Fund. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors) or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

                         FOREIGN SECURITIES RISK- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: Foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. Dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability any of which could negatively affect the Fund.

                         SHORT SELLING RISKS- The Fund engages in short selling, which involves special risks and requires special investment expertise. When a Fund engages in short selling, it sells a security it does not own in anticipation of being able to buy that security later at a lower price. If the price of the security increases instead, the Fund loses money. Further, during the time when the Fund is short the security, the Fund must borrow that security in order to make delivery on the previous sale, which raises the cost to the Fund.
--------------------------------------------------------------------------------

The Fund will generally invest for the long term and will, under most conditions, stay at least 80% invested in securities. However, under abnormal market or economic conditions, the Fund's Sub-Advisor may adopt a temporary defensive investment position in the market. When the Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives and the Fund's performance may be negatively affected as a result.

THE FUND'S PAST PERFORMANCE HISTORY
-----------------------------------
BECAUSE THIS IS A NEW FUND THAT DOES NOT YET HAVE AN OPERATING HISTORY, A PERFORMANCE BAR CHART AND TABLE DESCRIBING THE FUND'S ANNUAL PERFORMANCE AND COMPARING THAT PERFORMANCE TO APPROPRIATE INDICES IS NOT YET AVAILABLE.

COSTS OF INVESTING IN THE FUND
------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           CLASS A1  CLASS B2  CLASS C2
 ----------------------------------------           --------  --------  --------

Maximum Sales Charge (Load) Imposed on Purchases      5.50%      None      None

Maximum Deferred Sales Charge (Load)                   None     5.00%     1.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends And other Distributions                      None      None      None

Redemption Fees3                                       None      None      None

Exchange Fees                                          None      None      None

ANNUAL FUND OPERATING EXPENSES:
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------
Type of Fee
-----------
                                                     Class A   Class B   Class C
                                                     -------   -------   -------
Management Fees4                                      1.25%     1.25%     1.25%
Distribution & Servicing (12b-1) Fees5                0.25%     1.00%     1.00%
Other Expenses6                                       0.50%     0.50%     0.50%
                                                      -----     -----     -----
Total Annual Fund Operating Expenses7                 2.00%     2.75%     2.75%
                                                      =====     =====     =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.
4. Management fees include a fee of 1.25% for investment advisory services to the Investment Advisor, Quaker Funds, Inc., of which a fee of 0.95% is paid by Quaker Funds, Inc. to the Fund's Sub-Advisor, Sectoral Asset Management, Inc.
5. The Fund's Board of Directors has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, and other service providers.
7. Because this is a new Fund, Total Annual Operating Expenses are good faith estimates.

EXPENSE EXAMPLE
---------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                           ONE YEAR     THREE YEARS
                           ------------------------
CLASS A                      $742          $1,143
CLASS B                      $789          $1,174
CLASS C                      $380          $  853

IF YOU DID NOT REDEEM YOUR SHARES, YOUR COSTS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                           ONE YEAR     THREE YEARS
                           ------------------------
CLASS A                      $723          $1,085
CLASS B                      $278          $  853
CLASS C                      $278          $  853

VALUE FUNDS
-----------

QUAKER MID-CAP VALUE FUND
--------------------------------------------------------------------------------
THE FUND'S               Long-term  growth of capital.  Current  income is not a
INVESTMENT OBJECTIVE     significant  investment   consideration  and  any  such
                         income  realized will be  considered  incidental to the
                         Fund's investment objective.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL     o    normally  investing  at  least  80% of the  Fund's
INVESTMENT STRATEGIES         total assets in US common stocks of companies with
                              market  capitalizations   similar  to  the  market
                              capitalizations  of the companies  included in the
                              S&P 400 Mid-Cap Index;
                         o    generally  maintaining  an ultimate  selection  of
                              25-75 stocks for investment by the Fund;
                         o    investing  in companies  considered  by the Fund's
                              Advisor   to   have   consistent    earnings   and
                              above-average  core assets,  selling at relatively
                              low market valuations,  with attractive growth and
                              momentum characteristics; and
                         o    minimizing  portfolio  turnover  so  as  to  avoid
                              realizing  capital  gains;  such a policy tends to
                              minimize   adverse   tax   consequences   to  Fund
                              shareholders.
--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF   o    GENERAL   RISK-   As  is  the   case   with   most
INVESTING IN THE FUND         investments,  you may lose money by  investing  in
                              the Fund.
                         o    STOCK  MARKET  RISK-  The Fund is  exposed  to the
                              risks of  investing  in common  stocks,  including
                              price risk and credit risk.
                         o    VALUE  RISK- The Fund  invests in  companies  that
                              appear  to be  "undervalued"  in  the  marketplace
                              (i.e.  trading at prices below the company's  true
                              worth).  If the  Fund's  perceptions  of value are
                              wrong, the securities purchased may not perform as
                              expected, reducing the Fund's return.
                         o    MEDIUM-CAP   STOCK  RISKS-  The  Fund  invests  in
                              companies   with  medium  market   capitalizations
                              (generally from $1.5 to $10 billion).  Their stock
                              prices often react more strongly to changes in the
                              marketplace and can be more volatile.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
THE BAR CHART AND TABLE SET OUT BELOW HELP SHOW THE RETURNS AND RISKS OF INVESTING IN CLASS A SHARES OF THE FUND(1). THEY SHOW CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE S&P 500 INDEX** & RUSSELL MID-CAP VALUE INDEX** DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE MAY NOT BE AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

ANNUAL RETURNS FOR CALENDAR YEAR PERIODS ENDING DECEMBER 31,
================================================================================

                               [GRAPHIC OMITTED]

          1998           7.84%

          1999          -2.73

          2000           3.89%

          2001          11.85%

================================================================================
BEST QUARTER 4TH QUARTER, 2001 24.71%    WORST QUARTER 3RD QUARTER, 1998 -13.18%
================================================================================

THE FUND'S CUMULATIVE TOTAL YEAR-TO-DATE RETURN THROUGH SEPTEMBER 30, 2002 WAS -30.16%

(1) The Fund's shareholders approved the conversion of the Fund's No-Load Share Class to Class A shares on June 23, 2000. The returns shown above reflect the performance of the former No-Load Class for periods ending before June 23, 2000, and Class A shares thereafter. Since all the Fund's share classes are invested in the same portfolio of securities, investment returns for each share class will differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance table. If they were, returns would

** The S&P 500 Index is a widely recognized, unmanaged index of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
*** The Russell Mid-Cap Value Index is a widely recognized, unmanaged index of companies included in the Russell 1000 Index with current market capitalizations between $1.40 billion and $13 billion. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING ON DECEMBER 31, 2001  (1)
--------------------------------------------------------------------------------
Portfolio Returns                                    One Year(2)    Inception(3)
--------------------------------------------------------------------------------

Before-Tax Return                                       11.85%         5.07%
--------------------------------------------------------------------------------

After-Tax Return on Distributions                       11.21%         4.67%
--------------------------------------------------------------------------------
After-Tax Return on Distributions
  and Sale of Fund Shares                                7.78%         3.98
--------------------------------------------------------------------------------
S&P 500 Index                                          -11.89%         5.66%
Russell Mid-Cap Value Index                              2.33%         6.36%
--------------------------------------------------------------------------------

(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. Returns do not reflect sales loads or commissions. If sales loads or commissions were included, returns would be lower.
(2) The 1-year return after taxes on distribution and sale of fund shares may from time to time be higher than the 1-year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
(3)  The Fund commenced investment operations on December 31, 1997.

COSTS OF INVESTING IN THE FUND
------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           CLASS A1  CLASS B2  CLASS C2
 ----------------------------------------           --------  --------  --------
Maximum Sales Charge (Load) Imposed on Purchases      5.50%      None      None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                   None     5.00%     1.00%
(as a percentage of the original purchase price or redemption proceeds, whichever is lower).

Maximum Sales Charge (Load) Imposed on Reinvested      None      None      None
Dividends And other Distributions

Redemption Fees3                                       None      None      None
(as a percentage of amount redeemed)

Exchange Fees                                          None      None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------
TYPE OF FEE                                  Class A   Class B   Class C   Institutional
-----------                                  -------   -------   -------   -------------
Management Fees4                              1.05%     1.05%     1.05%        1.05%
Distribution & Servicing (12b-1) Fees5        0.25%     1.00%     1.00%        0.00%
Other Expenses6                               0.84%     0.84%     0.84%        0.84%
                                              -----     -----     -----        -----
Total Annual Fund Operating Expenses7         2.14%     2.89%     2.89%        1.89%
                                              =====     =====     =====        =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.
4. Management fees include a fee of 1.05% for investment advisory services to the Fund Manager, Quaker Funds, Inc., of which a fee of 0.75% is paid by Quaker Funds, Inc. to the Fund's Sub-Advisor, Schneider Capital Management.
5. The Fund's Board of Directors has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, and other service providers.
7. Total Annual Operating Expenses reflect expenses for Fund's fiscal year ended June 30, 2002

EXPENSE EXAMPLE
---------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS FOR EACH SHARE CLASS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $755          $1,183         $1,636         $2,886
CLASS B                      $803          $1,214         $1,743         $3,214
CLASS C                      $393          $  895         $1,523         $3,214
INSTITUTIONAL CLASS          $192          $  594         $1,021         $2,212

IF YOU DID NOT REDEEM YOUR SHARES, BASED ON THE ABOVE ASSUMPTIONS, YOUR COSTS WOULD BE:
--------------------------------------------------------------------------------
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $755          $1,183         $1,636         $2,886
CLASS B                      $292          $  895         $1,523         $3,214
CLASS C                      $292          $  895         $1,523         $3,214
INSTITUTIONAL CLASS          $192          $  594         $1,021         $2,212

QUAKER SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
THE FUND'S               Long-term  growth of capital.  Current  income is not a
INVESTMENT OBJECTIVE     significant  investment   consideration  and  any  such
                         income  realized will be  considered  incidental to the
                         Fund's investment objective.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL     o    normally  investing  at  least  80% of the  Fund's
INVESTMENT STRATEGIES         total assets in US common stocks of companies with
                              market  capitalizations   similar  to  the  market
                              capitalizations   of  companies  included  in  the
                              Russell  2000 and Russell  2500  Indices,  with an
                              ultimate selection of 150+ stocks; and
                         o    investing  in companies  considered  by the Fund's
                              Sub-Advisor  to  have   consistent   earnings  and
                              above-average  core assets,  selling at relatively
                              low market valuations,  with attractive growth and
                              momentum characteristics.
--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF   o    GENERAL   RISK-   As  is  the   case   with   most
INVESTING IN THE FUND         investments,  you may lose money by  investing  in
                              the Fund.
                         o    STOCK  MARKET  RISK-  The Fund is  exposed  to the
                              risks of  investing  in common  stocks,  including
                              price risk and credit risk.
                         o    VALUE  RISK- The Fund  invests in  companies  that
                              appear  to be  "undervalued"  in  the  marketplace
                              (i.e.  trading at prices below the company's  true
                              worth).  If the  Fund's  perceptions  of value are
                              wrong, the securities purchased may not perform as
                              expected, reducing the Fund's return.
                         o    SMALL-CAP STOCK RISKS- The Fund invests in smaller
                              companies  (names in line with the holdings of the
                              Russell  2000  Index).  Smaller  companies  can be
                              riskier investments than larger companies.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
THE BAR CHART AND TABLE SET OUT BELOW HELP SHOW THE RETURNS AND RISKS OF INVESTING IN CLASS A SHARES OF THE FUND(1). THEY SHOW CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE RUSSELL 2000 INDEX** DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE MAY NOT BE AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

ANNUAL RETURNS FOR CALENDAR YEAR PERIODS ENDING DECEMBER 31,
================================================================================

                               [GRAPHIC OMITTED]

          1997           41.47%

          1998            5.15%

          1999            1.30%

          2000           17.75%

          2001            2.27%

================================================================================
BEST QUARTER 2ND QUARTER, 1997 20.14%    WORST QUARTER 3RD QUARTER, 1998 -18.19%
================================================================================

THE FUNDS' CUMULATIVE YEAR-TO-DATE TOTAL RETURN THROUGH SEPTEMBER 30, 2002 WAS -15.20%

1. The Fund's shareholders approved the conversion of the Fund's No-Load Share Class to Class A shares on June 23, 2000. The returns shown above reflect the performance of the former No-Load Class for periods ending before June 23, 2000, and Class A shares thereafter. Since all the Fund's share classes are invested in the same portfolio of securities, investment returns for each share class will differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance table. If they were, returns would be lower.
** The Russell 2000 Index is a widely recognized, unmanaged market capitalization index comprised of the smallest 2000 companies represented in the Russell 3000 Index. The Index currently represents approximately 8% of the market capitalization of the Russell 3000 Index, with a market capitalization range from $128 million to $1.3 billion. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING ON DECEMBER 31, 2001 (1)
--------------------------------------------------------------------------------
Portfolio Returns                         One Year(2)   Five Year   Inception(3)
--------------------------------------------------------------------------------

Before-Tax Return                            2.27%        12.66%       12.13%
--------------------------------------------------------------------------------

After-Tax Return on Distributions            0.87%        10.55%       10.10%
--------------------------------------------------------------------------------
After-Tax Return on Distributions
and Sale of Fund Shares                      1.98%         9.42%        9.02%
--------------------------------------------------------------------------------

Russell 2000 Index                           2.49%         7.52%        8.02%
--------------------------------------------------------------------------------

(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. Returns do not reflect sales loads or commissions. If sales loads or commissions were included, returns would be lower.
(2) The 1-year return after taxes on distribution and sale of fund shares may from time to time be higher than the 1-year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
(3)  The Fund commenced operations on November 25, 1996.

COSTS OF INVESTING IN THE FUND
------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           CLASS A1  CLASS B2  CLASS C2
 ----------------------------------------           --------  --------  --------

Maximum Sales Charge (Load) Imposed on Purchases      5.50%      None      None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                   None     5.00%     1.00%
(as a percentage of the original purchase price or redemption proceeds, whichever is lower).

Maximum Sales Charge (Load) Imposed on Reinvested      None      None      None
Dividends And other Distributions

Redemption Fees3                                       None      None      None
(as a percentage of amount redeemed)

Exchange Fees                                          None      None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------
TYPE OF FEE                                  Class A   Class B   Class C   Institutional
-----------                                  -------   -------   -------   -------------
Management Fees4                              1.80%     1.80%     1.80%         1.80%
Distribution & Servicing (12b-1) Fees5        0.25%     1.00%     1.00%         0.00%
Other Expenses6                               0.67%     0.67%     0.67%         0.67%
                                              -----     -----     -----         -----
Total Annual Fund Operating Expenses7         2.72%     3.47%     3.47%         2.47%
                                              =====     =====     =====         =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.

3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.
4. Management fees include the maximum payable for the fiscal year of 1.80% for investment advisory services to the Fund Manager, Quaker Funds, Inc., of which a fee of 1.50% was paid by Quaker Funds. Inc. to the Fund's Sub-Advisor, Aronson+Partners. Please see "The Funds' Sub-Advisors" in the "WHO MANAGES OUR FUNDS" section of the prospectus for a complete description of the performance-based fees paid to the Sub-Advisor.
5. The Fund's Board of Directors has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, and other service providers.
7. Total Annual Operating Expenses reflect expenses for the Fund's fiscal year ended June 30, 2002, before expense waivers. After waivers, net expenses were 2.60% Class A, 3.35% Class B & C, and 2.35% Institutional.

EXPENSE EXAMPLE
---------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS FOR EACH SHARE CLASS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $825          $1,394         $1,990         $3,601
CLASS B                      $857          $1,379         $2,017         $3,747
CLASS C                      $451          $1,065         $1,803         $3,747
INSTITUTIONAL CLASS          $250          $  770         $1,316         $2,806

IF YOU DID NOT REDEEM YOUR SHARES, BASED ON THE ABOVE ASSUMPTIONS, YOUR COSTS WOULD BE:
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $825          $1,394         $1,990         $3,601
CLASS B                      $350          $1,065         $1,803         $3,747
CLASS C                      $350          $1,065         $1,803         $3,747
INSTITUTIONAL CLASS          $250          $  770         $1,316         $2,806

GEEWAX TERKER CORE VALUE FUND

--------------------------------------------------------------------------------
THE FUND'S               Long   capital   appreciation   through   the   prudent
INVESTMENT OBJECTIVE     investment in securities issued by companies considered
                         by  the  Advisor  to  be  "value"  oriented  companies.
                         Current   income  is  not  a   significant   investment
                         consideration  and any  such  income  realized  will be
                         considered   incidental   to  the   Fund's   investment
                         objective.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL     o    normally  invest at least 80% of the Fund's  total
INVESTMENT STRATEGIES         assets in common stocks or securities  convertible
AND POLICIES                  into common stocks of companies  that are included
                              in the Russell 1000 Index;
                         o    invest a majority  of the Fund's  assets in stocks
                              of   companies    with   market    capitalizations
                              comparable  to the market  capitalizations  of the
                              companies in the Russell 1000 Index;
                         o    invest in stocks of companies that have attractive
                              fundamental    valuation    measures,    such   as
                              price/earnings or price/cash flow;
                         o    invest in stocks of companies  or industry  groups
                              that may be temporarily out of favor;
                         o    invest   in   stocks   of   companies   that  have
                              undervalued or overlooked assets; and
                         o    Allocate  the Fund's  investment  portfolio  among
                              various industry sectors in approximately the same percentages as those industries are represented in the Russell 1000 Index.

                         The Fund will generally invest for the long term and will, under most conditions, stay at least 80% invested in securities. However, under abnormal market or economic conditions, the Fund's Advisor may adopt a temporary defensive investment position in the market. When the Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives and the Fund's performance may be negatively affected as a result.

                         Mutual funds generally emphasize either "growth" or "value" styles of investing. Growth funds invest in companies that exhibit faster-than-average growth in revenues and earnings. Value funds invest in companies that appear under-priced according to certain financial measurements of their intrinsic worth or business prospects, such as low p/e and p/s ratios. The Fund primarily invests in "value" companies.

                         The Fund will normally invest its remaining  assets, if
                         any,  in a  variety  of  other  securities,  such as US
                         government debt instruments, corporate debt securities,
                         other  unaffiliated  mutual  funds,  commercial  paper,
                         bankers acceptances and repurchase agreements.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL     GENERAL  RISKS- You could lose money  investing  in the
INVESTMENT RISKS         Fund. When you sell your Fund shares, they may be worth
                         less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund.

                         COMMON STOCK RISK- The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

                         VALUE RISK- The Fund invests in companies that appear to be value-oriented companies. If the Fund's perceptions of a company's potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return. Further, "value" stocks, in general, may lose favor in the market and under perform other types of securities.
--------------------------------------------------------------------------------

PAST PERFORMANCE HISTORY
------------------------
THIS FUND COMMENCED INVESTMENT OPERATIONS ON MAY 26, 2002 AND HAS NOT YET COMPLETED A FULL CALENDAR YEAR. ACCORDINGLY, A PERFORMANCE BAR CHART AND TABLE DESCRIBING THE FUND'S ANNUAL PERFORMANCE AND COMPARING THAT PERFORMANCE TO APPROPRIATE INDICES IS NOT YET AVAILABLE.

COSTS OF INVESTING IN THE FUND
------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           CLASS A1  CLASS B2  CLASS C2
 ----------------------------------------           --------  --------  --------
Maximum Sales Charge (Load) Imposed on Purchases      5.50%      None      None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                   None     5.00%     1.00%
(as a percentage of the original purchase price or redemption proceeds, whichever is lower).

Maximum Sales Charge (Load) Imposed on Reinvested      None      None      None
Dividends And other Distributions

Redemption Fees3                                       None      None      None
(as a percentage of amount redeemed)

Exchange Fees                                          None      None      None

ANNUAL FUND OPERATING EXPENSES:
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------
Type of Fee
-----------
                                                     CLASS A   CLASS B   CLASS C
                                                     -------   -------   -------
Management Fees4                                      1.05%     1.05%     1.05%
Distribution & Servicing (12b-1) Fees5                0.25%     1.00%     1.00%
Other Expenses6                                       0.91%     0.91%     0.91%
                                                      -----     -----     -----
Total Annual Fund Operating Expenses7                 2.21%     2.96%     2.96%
                                                      =====     =====     =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 5.50%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.
4. Management fees include a fee of 1.05% for investment advisory services to the Fund Manager, Quaker Funds, Inc., of which a fee of 0.75% is paid by QuakerFunds, Inc. to the Fund's Sub-Advisor, Geewax Terker & Co.
5. The Fund's Board of Directors has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, and other service providers.
7. Expenses for Class A shares reflect actual expenses for the period 3/26/02 thru 6/30/02. Class B & C expenses are estimates.

EXPENSE EXAMPLE
---------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $762          $1,203         $1,670         $2,954
CLASS B                      $809          $1,234         $1,776         $3,280
CLASS C                      $401          $  915         $1,557         $3,280

IF YOU DID NOT REDEEM YOUR SHARES, YOUR COSTS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $762         $1,203          $1,670         $2,954
CLASS B                      $299         $  915          $1,557         $3,280
CLASS C                      $299         $  915          $1,557         $3,280

FIXED INCOME FUNDS
------------------

QUAKER FIXED INCOME FUND
--------------------------------------------------------------------------------
THE FUND'S               Current    income,    preservation   of   capital   and
INVESTMENT OBJECTIVE     maximization of total returns through active management
                         of   predominately   investment   grade  fixed   income
                         securities.  Total Return is derived by  combining  the
                         total changes in the principal  value of all the Fund's
                         investments  with the total dividends and interest paid
                         to the Fund.
--------------------------------------------------------------------------------
THE FUND'S PRINCIPAL     o    normally  investing  at  least  80% of the  Fund's
INVESTMENT STRATEGIES         total  assets  in a  variety  of debt  securities,
                              including US Government notes and bonds, corporate
                              notes   and   bonds,    collateralized    mortgage
                              obligations,  asset-backed securities and floating
                              rate notes;
                         o    lengthening the duration* of the Fund's  portfolio
                              when yields appear  abnormally high and shortening
                              duration when yields appear abnormally low;
                         o    changing  the average  maturity  structure  of the
                              Fund to take  advantage  of shifts in the  general
                              interest rate environment;
                         o    structuring the Fund's portfolio to take advantage
                              of differences  in the relative  valuation of U.S.
                              Treasury   securities   versus   mortgage   backed
                              securities,  asset  backed  securities,  corporate
                              bonds and U.S. agency securities; and
                         o    investing   predominately  in  "investment  grade"
                              securities   as  defined   by  Moody's   Investors
                              Service, Inc. ("Moodys") or other similar service,
                              or if no rating exists,  of equivalent  quality as
                              determined by the Advisor under the Supervision of
                              the  Board  of  Trustees.   For  a  more  complete
                              description   of  the  various  bond  ratings  for
                              Moody's, and other nationally rated services,  see
                              Appendix  A  to  the   Statement   of   Additional
                              Information.

                         *  DURATION.  "Duration"  is  not  the  same  thing  as
                         "maturity".  Duration weighs all potential cash flows -
                         principal,  interest  and  reinvestment  income - on an
                         expected   present   value  basis,   to  determine  the
                         "effective  maturity" of the security as opposed to the
                         stated  maturity.  Using such an  analysis,  a security
                         with a  maturity  of ten years may only have a duration
                         of six years.
--------------------------------------------------------------------------------
THE PRINCIPAL RISKS OF   o    GENERAL RISK- Like with most investments,  you may
INVESTING IN THE FUND         lose money by investing in the Fund.
                         o    INTEREST  RATE  RISK-  The  Fund  invests  in debt
                              instruments.  Generally,  as interest  rates rise,
                              the price value of debt securities falls.
                         o    CREDIT RISK- The Fund  invests in debt  securities
                              of non-guaranteed entities. Adverse changes in the
                              creditworthiness  of an issuer can have an adverse
                              effect on the value of the issuer's securities.
                         o    TIME RISK- The Fund  invests  according to certain
                              duration  targets,  which may change  from time to
                              time. The longer the portfolio's overall duration,
                              the  greater  the risk of adverse  price  changes.
                              Also,  portfolios  with greater  duration  periods
                              tend to experience more volatile price movements.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST?
---------------------------------------
THE BAR CHART AND TABLE SET OUT BELOW HELP SHOW THE RETURNS AND RISKS OF INVESTING IN CLASS A SHARES OF THE FUND(1). THEY SHOW CHANGES IN THE FUND'S YEARLY PERFORMANCE OVER THE LIFETIME OF THE FUND. THEY ALSO COMPARE THE FUND'S PERFORMANCE TO THE PERFORMANCE OF THE SALOMON BROAD INVESTMENT GRADE INDEX** DURING EACH PERIOD. YOU SHOULD BE AWARE THAT THE FUND'S PAST PERFORMANCE MAY NOT BE AN INDICATION OF HOW THE FUND WILL PERFORM IN THE FUTURE.

1. The Fund's shareholders approved the conversion of the Fund's No-Load Share Class to Class A shares on June 23, 2000. The returns shown above reflect the performance of the former No-Load Class for periods ending before June 23, 2000, and Class A shares thereafter. Since all the Fund's share classes are invested in the same portfolio of securities, investment returns for each share class will differ only to the extent that each share class has different ongoing expenses and sales charges. Sales loads are not reflected in the performance table. If they were, returns would be lower.

** The Salomon Broad Investment Grade Index is an unmanaged index composed of a broad variety of investment grade bonds . The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

ANNUAL RETURNS FOR PERIODS ENDING DECEMBER 31
================================================================================

                               [GRAPHIC OMITTED]

               1997 RETURN              8.11%

               1998 RETURN              8.52%

               1999 RETURN             -3.00%

               2000 RETURN              8.36%

               2001 RETURN              3.35%

================================================================================
BEST QUARTER 3RD QUARTER, 2001 5.06%      WORST QUARTER 2ND QUARTER, 1999 -1.65%
================================================================================

THE FUND'S CUMULATIVE YEAR-TO-DATE TOTAL RETURN THROUGH SEPTEMBER 30, 2002 WAS 1.99%

AVERAGE ANNUAL TOTAL RETURNS
FOR PERIODS ENDING ON DECEMBER 31, 2001  (1)
--------------------------------------------------------------------------------
Portfolio Returns                         One Year(2)   Five Year   Inception(3)
--------------------------------------------------------------------------------

Before-Tax Return                            3.35%        4.97%         4.73%
--------------------------------------------------------------------------------

After-Tax Return on Distributions            0.78%        2.85%         2.65%
--------------------------------------------------------------------------------
After-Tax Return on Distributions
and Sale of Fund Shares                      2.01%        2.91%         2.73%
--------------------------------------------------------------------------------

Salomon Broad Investment Grade Index         8.52%        7.43%         7.18%
--------------------------------------------------------------------------------
(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. Returns do not reflect sales loads or commissions. If sales loads or commissions were included, returns would be lower.
(2) The 1-year return after taxes on distribution and sale of fund shares may from time to time be higher than the 1-year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.
(3)  The Fund commenced operations on November 25, 1996.

COSTS OF INVESTING IN THE FUND
------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           CLASS A1  CLASS B2  CLASS C2
 ----------------------------------------           --------  --------  --------

Maximum Sales Charge (Load) Imposed on Purchases      4.25%      None      None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                   None     5.00%     1.00%
(as a percentage of the original purchase price or redemption proceeds, whichever is lower).

Maximum Sales Charge (Load) Imposed on Reinvested      None      None      None
Dividends And other Distributions

Redemption Fees3                                       None      None      None
(as a percentage of amount redeemed)

Exchange Fees                                          None      None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------
TYPE OF FEE                                  Class A   Class B   Class C   Institutional
-----------                                  -------   -------   -------   -------------
Management Fees4                              1.00%     1.00%     1.00%        1.00%
Distribution & Servicing (12b-1) Fees5        0.25%     1.00%     1.00%        0.00%
Other Expenses6                               0.79%     0.79%     0.79%        0.79%
                                              -----     -----     -----        -----
Total Annual Fund Operating Expenses7         2.04%     2.79%     2.79%        1.79%
                                              =====     =====     =====        =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 4.25%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.
4. Management fees include a fee of 1.00% for investment advisory services to the Fund Manager, Quaker Funds, Inc., of which a fee of 0.70% id paid by Quaker Funds, Inc. to the Fund's Sub-Advisor, ALM Advisors, Inc.
5. The Fund's Board of Directors has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator, and other service providers.
7. Total Annual Operating Expenses reflect expenses for the Fund's fiscal year ended June 30, 2002.

EXPENSE EXAMPLE
---------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS FOR EACH SHARE CLASS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $623          $1,037         $1,477         $2,693
CLASS B                      $793          $1,185         $1,695         $3,119
CLASS C                      $384          $  865         $1,474         $3,119
INSTITUTIONAL CLASS          $182          $  563         $  970         $2,105

IF YOU DID NOT REDEEM YOUR SHARES, BASED ON THE ABOVE ASSUMPTIONS, YOUR COSTS WOULD BE:
--------------------------------------------------------------------------------
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $746         $1,154          $1,588         $2,789
CLASS B                      $282         $  865          $1,474         $3,119
CLASS C                      $282         $  865          $1,474         $3,119
INSTITUTIONAL CLASS          $182         $  563          $  970         $2,105

QUAKER INTERMEDIATE MUNICIPAL BOND FUND
(FORMERLY THE QUAKER HIGH YIELD FUND)
--------------------------------------------------------------------------------
THE FUND'S               The Fund  seeks to  achieve  as high a level of current
INVESTMENT               income exempt from federal  income tax as is consistent
OBJECTIVE                with  the  preservation  of  capital.  To  pursue  this
                         objective,  the Fund normally invests substantially all
                         of is assets in  municipal  bonds that  provide  income
                         exempt from federal income tax.
--------------------------------------------------------------------------------
THE FUND'S               The Fund  will  normally  invest  at  least  80% of its
PRINCIPAL                assets  in  municipal  bonds,  and at least  65% of the
INVESTMENT               Fund's  assets will  normally be invested in  municipal
STRATEGIES               bonds with a credit rating of A or higher credit rating
                         by Moody's  Investors  Services,  Inc,  or the  unrated
-------------------- equivalent as determined in good faith by the Fund's EXPLANATION OF TERMS Sub-Adviser. The Fund's remaining assets may be -------------------- invested in bonds with a credit quality lower than A, including  bonds  of  below  investment  grade  quality
DOLLAR-WEIGHTED          ("high yield" or "junk" bonds).  The Fund will normally
AVERAGE MATURITY is      maintain   a   portfolio    of   holdings    having   a
the average of the       dollar-weighted  average maturity between three and ten
stated maturities of     years.
the bonds held in
the Fund, based on       The Fund's  Sub-Adviser may buy and sell bonds based on
their                    credit quality,  financial outlook and yield potential.
dollar-weighted          In  selecting  municipal  bonds  for  investment,   the
proportions in the       Sub-Adviser  may  assess  the  current   interest  rate
Fund.                    environment   and  the   municipal   bond's   potential
                         volatility   in  different   rate   environments.   The
INVESTMENT GRADE         Sub-Adviser  focuses  on bonds  with the  potential  to
BONDS: Independent       attract  current  income,  typically  looking for bonds
rating organizations that can provide consistently high current yields or analyze and evaluate that are trading at competitive market prices. A
a bond issuer's          portion  of  the  Fund's  assets  may be  allocated  to
credit history and       "discount" bonds,  which are bonds that sell at a price
ability to repay         below their face value,  or to "premium  bonds",  which
debts. Based on          are bonds that trade at a price above their face value.
those assessments,       The Fund's  allocation  to either  discount  or premium
they assign letter       bonds will change along with the Sub-Adviser's changing
grades that reflect      views  of  the   current   interest   rate  and  market
the issuer's             environment.  The  Sub-Adviser  may also look to select
creditworthiness.        bonds that are most likely to obtain  attractive prices
AAA or Aaa               when sold.
represents the
highest rating,          Although  the Fund's  objective  is to generate  income
AA/Aa the second         exempt from federal  income tax,  interest from some of
highest, and so on       the  Fund's  holdings  may be  subject  to the  federal
down to D, for bonds     alternative   minimum  tax.   Further,   the  Fund  may
in default.              occasionally invest in taxable bonds.
Generally bonds
rated BBB or Baa and The Fund may, but is not obligated to use derivatives above are considered such as futures and options as a substitute for taking
to be investment         a position in an underlying asset, to increase returns,
grade.                   to manage  interest  rate risk, or as part of a hedging
---------------------    strategy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PRINCIPAL            o    GENERAL   RISK-   As  is  the   case   with   most
RISKS OF                      investments,  you may lose money by  investing  in
INVESTING IN                  the Fund.
THE FUND                 o    INTEREST RATE RISK- Prices of municipal bonds tend
                              to move inversely with changes in interest  rates.
                              Typically,  a rise in rates will adversely  affect
                              bond prices and negatively impact the Fund's share
                              price. The longer the Fund's average maturity, the
                              more its share price will likely react to a change
                              in interest rates.
                         o    CREDIT  RISK-  Failure of an issuer to make timely
                              interest or  principal  payments,  or a decline or
                              perception  of decline in the credit  quality of a
                              municipal  bond,  can  cause the  bond's  price to
                              fall, potentially lowering the Fund's share price.
                              Although  the Fund  invests  mostly in  investment
                              grade  bonds,  it may also  invest  in high  yield
                              ("junk") bonds, which involve greater credit risk.
                              These  lower  grade  bonds  are  considered  to be
                              speculative   with   respect   to   the   issuer's
                              continuing  ability to make interest and principal
                              payments.   High  yield   bond   prices  may  fall
                              dramatically  in  response  to bad news  about the
                              issuer or its industry, or the economy in general.
                         o    LIQUIDITY  RISK- When  there is no active  trading
                              market for a  specific  type of  security,  it can
                              become more  difficult to sell that security at or
                              near   its    perceived    value.    Under    such
                              circumstances,  the value of the  security and the
                              Fund's share price may fall dramatically.
                         o    MARKET  SECTOR  RISK- The Fund may  overweight  or
                              underweight  certain industries or market sectors,
                              which may cause the Fund's  performance to be more
                              sensitive   to   developments    affecting   those
                              industries or sectors.
                         o    DERIVATIVES  RISK- The Fund may  invest in options
                              and futures. Certain derivatives may cause taxable
                              income. A small investment in derivatives can have
                              a  large   impact  on  the   Fund's   performance.
                              Investing in derivatives exposes the Fund to risks
                              different from and often greater than the risks of
                              direct  investment in the  underlying  securities.
                              Derivatives  can be highly  volatile and difficult
                              to value,  and there is the  additional  risk that
                              the  price  of  a   derivative   will  not  always
                              correlate to the price of its underlying security.
                         o    TEMPORARY   DEFENSIVE   POSITIONS-  under  adverse
                              market  conditions,  the Fund could invest some or
                              all of its  assets  in  money  market  securities.
                              Although  the Fund would invest in this manner for
                              defensive purposes, it could reduce the benefit of
                              any  upswing in the market.  During such  periods,
                              the Fund will not be investing in accordance  with
                              and may not achieve its investment objective.
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED IN THE PAST? *
The bar chart and table set out below help show the returns and risks of investing in Class A shares of the Fund. They show changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the Fund's new index, the Lehman Brothers Five(5) Year GO Municipal Bond Index**, during each period. Also shown is the Fund's previous index, the Lehman Corporate High Yield Index***.You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

ANNUAL RETURNS FOR CALENDAR YEAR PERIODS ENDING DECEMBER 31,
================================================================================

                               [GRAPHIC OMITTED]

               2001           -7.16%
================================================================================
BEST QUARTER 1ST QUARTER, 2001 7.90%     WORST QUARTER 3RD QUARTER, 2001 -12.41%
================================================================================

THE FUND'S CUMULATIVE YEAR-TO-DATE TOTAL RETURN THROUGH SEPTEMBER 30, 2002 WAS -25.31%

** The Lehman Brothers Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. The 5 Year GO index is the 5 Year (4-6) component of the Municipal Bond index that includes only general obligation bonds. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

*** The Lehman Corporate High Yield Index is an unmanaged index composed of a broad variety of non-investment grade bonds . The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

AVERAGE ANNUAL TOTAL RETURNS*
FOR PERIODS ENDING ON DECEMBER 31, 2001  (1)
--------------------------------------------------------------------------------
Portfolio Returns                                     One Year(2)   Inception(3)
--------------------------------------------------------------------------------

Before-Tax Return                                        -7.16%        -8.50%
--------------------------------------------------------------------------------

After-Tax Return on Distributions                       -10.86%       -11.94%
--------------------------------------------------------------------------------
After-Tax Return on Distributions
  and Sale of Fund Shares                                -4.16%        -8.25%
--------------------------------------------------------------------------------
Lehman Brothers Five(5) Year GO
  Municipal Bond Index                                   -5.98%**       6.44%**
--------------------------------------------------------------------------------

Lehman Corporate High Yield Index                         5.28%         0.21%
--------------------------------------------------------------------------------
(1) The "after-tax returns" shown above are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state or local taxes. Your actual "after-tax" returns depend on your individual tax situation and may differ from the returns shown above. Also, "after-tax" return information is not relevant to shareholders who hold Fund shares through tax-deferred arrangements. The "after-tax" returns shown above reflect past tax effects and are not predictive of future tax effects. Returns do not reflect sales loads or commissions. If sales loads or commissions were included, returns would be lower.
(2) The 1-year return after taxes on distribution and sale of fund shares may from time to time be higher than the 1-year return before taxes because the method of calculation assumes generally that you can use the short-term capital loss realized upon the sale of fund shares to offset income of the same tax character from other sources thereby reducing the amount of tax you otherwise might owe.Class A shares of the Fund commenced operations on September 5, 2000. The since inception return for the Lehman 5 Year GO Municipal Bond Index was calculated from September 1, 2000.


     * PRIOR TO MARCH 13, 2003, THE FUND WAS SUBADVISED BY ALM ADVISORS, INC. AND HAD AN INVESTMENT OBJECTIVE AND INVESTMENT STRATEGY TO INVEST IN TAXABLE, NON-INVESTMENT GRADE FIXED INCOME SECURITIES. THEREFORE, THE FUND'S PERFORMANCE PRIOR TO MARCH 13, 2003 MAY NOT BE INDICATIVE OF HOW THE FUND WILL PERFORM IN THE FUTURE.

     **   CUMULATIVE ANNUALIZED RETURN.

COSTS OF INVESTING IN THE FUND
------------------------------
THE FOLLOWING TABLE DESCRIBES THE EXPENSES AND FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND. ANNUAL FUND OPERATING EXPENSES ARE PAID OUT OF THE ASSETS OF THE FUND, SO THEIR EFFECT IS ALREADY INCLUDED IN THE FUND'S DAILY SHARE PRICE.

SHAREHOLDER FEES:
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)           CLASS A1  CLASS B2  CLASS C2
 ----------------------------------------           --------  --------  --------

Maximum Sales Charge (Load) Imposed on Purchases      4.25%      None      None
(as a percentage of offering price)

Maximum Deferred Sales Charge (Load)                   None     5.00%     1.00%
(as a percentage of the original purchase price or redemption proceeds, whichever is lower).

Maximum Sales Charge (Load) Imposed on Reinvested      None      None      None
Dividends And other Distributions

Redemption Fees3                                       None      None      None
(as a percentage of amount redeemed)

Exchange Fees                                          None      None      None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
----------------------------------------------------------------------------------------
TYPE OF FEE                                  Class A   Class B   Class C   Institutional
-----------                                  -------   -------   -------   -------------
Management Fees4                              0.65%     0.65%     0.65%        0.65%

Distribution & Servicing (12b-1) Fees5        0.25%     1.00%     1.00%        0.00%
Other Expenses6                               0.62%     0.62%     0.62%        0.62%
                                              -----     -----     -----        -----
Total Annual Fund Operating Expenses7         1.52%     2.27      2.27         1.27%
                                              =====     =====     =====        =====

1. Class A Shares of the Fund are subject to a maximum front-end sales charge of 4.25%. Larger investments are subject to smaller sales charges. Please see "Class A Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
2. Class B Shares of the Fund are subject to a maximum contingent deferred sales charge ("CDSC") of 5.00%. The CDSC declines to zero over an average of seven years. Class C shares are subject to a CDSC of 1.00% for one year after purchase. Please see "Class B Shares" and "Class C Shares" in the "HOW TO BUY AND SELL SHARES" section of the prospectus for a complete description of sales charges.
3. The Fund's Custodian may charge a fee (currently $10) on amounts redeemed and sent to you by wire transfer.
4. Management fees have been restated to reflect the lower advisory and sub-advisory fees payable (.40) under the revised advisory agreement and the new sub-investment advisory agreement approved by the shareholders on August 8, 2003. The management fees include a fee of 0.65%% for investment advisory services to the Fund Manager, Quaker Funds, Inc., of which a fee of 0.35%is paid by Quaker Funds, Inc. to the Fund's Sub-Advisor, Andres Capital Management.
5. The Fund's Board of Directors has adopted a Distribution and Shareholder Servicing Plan under Rule 12b-1 of the Investment Company Act of 1940 for each Share Class. Because 12b-1 fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
6. Other Expenses include fees paid to the Fund's transfer agent, administrator and other service providers.
7. Total Annual Operating Expenses have been restored to the lower management fees described above in footnote #4.

EXPENSE EXAMPLE
---------------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS FUND VERSUS THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME EACH YEAR. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS FOR EACH SHARE CLASS WOULD BE:

SHAREHOLDER TRANSACTION EXPENSES
--------------------------------
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $573          $  885         $1,219         $2,160
CLASS B                      $744          $1,035         $1,441         $2,605
CLASS C                      $333          $  709         $1,215         $2,605
INSTITUTIONAL CLASS          $129          $  403         $  697         $1,534

IF YOU DID NOT REDEEM YOUR SHARES, BASED ON THE ABOVE ASSUMPTIONS, YOUR COSTS WOULD BE:
                           ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS
                           -----------------------------------------------------
CLASS A                      $573          $885           $1,219         $2,160
CLASS B                      $230          $709           $1,215         $2,605
CLASS C                      $230          $709           $1,215         $2,605
INSTITUTIONAL CLASS          $129          $403           $  697         $1,534

                        ADDITIONAL INVESTMENT INFORMATION

The principal investment strategies of each Fund were set forth in the "Our Funds" Section of this Prospectus. What follows is some additional information that might be helpful to you concerning the investment strategies employed by some of our Funds.

GROWTH FUNDS
------------

QUAKER CAPITAL OPPORTUNITIES FUND
---------------------------------
The Sub-Advisor employs fundamental security analysis of individual companies which have been identified through a combination of a "top down", then "bottom up" approach. The Sub-Advisor's investment process begins with a "top down" analysis which is based on a continuing analysis of the overall economy, industry trends and interest rate movements. The Sub-Advisor analyses GDP, corporate profits, interest rates, monetary policy and inflation to arrive at a forecast of the overall economic forecast. The Sub-Advisor then uses that forecast to assess risk/reward relationships among various industries and further refine its investment selection process. As part of that analysis, sectors of the economy that are expected to over or under-perform the overall economy can be identified.

Individual security selection is then undertaken using a "bottom up" approach, incorporating in-house, independent and Wall Street sources of information. The Sub-Advisor seeks to invest in companies that have great products, pricing power, strong management teams, good valuations and are industry leaders in the sectors identified by the Sub-Advisor as those with superior overall growth prospects.

The Sub-Advisor will sell a security when it reaches an upside price target or there is a fundamental change at the company or sector level

The Fund invests primarily in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

The Fund generally purchases securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever the Advisor believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

The Fund may use options on securities, securities indices and other types of derivatives primarily for hedging purposes. The Fund may also invest, to a lesser degree, in these types of securities for non-hedging purposes, such as seeking to enhance returns.

Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. The Fund's return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives involve special risks and may result in losses. The Fund will be dependent on the Advisor's ability to analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

The Fund may invest up to 15% of its net assets in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Advisor generally selects foreign securities on a stock-by-stock basis based on total-return potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

Under normal market conditions, the Fund may invest up to 15% of its total assets in all types of fixed income securities, including U.S. government obligations, and up to 10% of its total assets in high-yield bonds. The Fund may also purchase fixed income securities on a when-issued, delayed delivery, or forward commitment basis.

Fixed income securities are subject to credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if an issuer of a fixed income security cannot meet its financial obligations or goes bankrupt. Interest rate risk is the risk that a Fund's investments in fixed income securities may fall when interest rates rise.

Investments in high-yield bonds are considered to be more speculative than higher quality fixed income securities. They are more susceptible to credit risk than investment-grade securities, especially during periods of economic uncertainty or economic downturns. The value of lower quality securities are subject to greater volatility and are generally more dependent on the ability of the issuer to meet interest and principal payments than higher quality securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings.

The Fund may enter into short sales. If this practice is used by the Fund, the intent would be to primarily hedge the Fund's portfolio by shorting against existing portfolio holdings or securities whose values are linked to various indices such as, Standard & Poor's Depository Receipts (SPDRs), Diamonds, NASDAQ 100, and Merrill Lynch HOLDRs. Investing for hedging purposes may result in certain transaction costs which may reduce the Fund's performance. In addition, there is no assurance that a short position will achieve a perfect correlation with the security that is being hedged against.

QUAKER BIOTECH PHARMA-HEALTHCARE FUND
-------------------------------------
The Sub-Advisor employs fundamental security analysis of individual companies which have been identified through the "bottom up" approach. In selecting stocks for the fund, the Sub-Advisor engages in its own primary research, and focuses on the type of business engaged in, the pipeline of products and services in development, the financial strength of the company and its commitment to research and development, the validity and marketability of the products and services, and the company's valuations in the marketplace.

In order to assist the Sub-Advisor in its assessments of a company's worth to the Fund, the Sub-Advisor has formed a Scientific Advisory Network of scientists from around the world. When the Sub-Advisor learns of a new product or service being developed by a company whose stock is either already held by the Fund or is being considered for purchase by the Fund, the Sub-Advisor engages this network of scientists to evaluate the new product or service being developed and render its opinion as to the likely benefits and uses for such products.

As part of its fundamental research, the Sub-Advisor may also rely upon specific sources of information, including general economic and industry data as provided by the U.S. Government, various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements, as well as direct interviews with company management. The Sub-Advisor also reviews traditional financial data such as price-sales and earnings ratios, returns on assets and equity, market volatility of the company's securities, earnings growth vs. cash flow, and price to cash ratios.

The Fund invests primarily in common stocks and similar securities, including preferred stocks, warrants, securities convertible into common stock and securities purchased on a when-issued basis.

The Fund generally purchases securities for long-term investment although, to a limited extent, the Fund may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates, or by reason of economic or other developments not foreseen at the time of the investment decision. Changes are made in the Fund's portfolio whenever the Sub-Advisor believes such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund's performance, and may produce increased taxable distributions.

The Fund may use options on securities, securities indices and other types of derivatives primarily for hedging purposes. The Fund may also invest, to a lesser degree, in these types of securities for non-hedging purposes, such as seeking to enhance returns.

Derivatives are financial instruments whose value depends upon, or is derived from, the value of the underlying investment, pool of investments, or index. The Fund's return on a derivative typically depends on the change in the value of the investment, pool of investments, or index specified in the derivative instrument. Derivatives involve special risks and may result in losses. The Fund will be dependent on the Advisor's ability to analyze and manage these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.

The Fund may invest up to 30% of its net assets in foreign securities. These investments may be publicly traded in the United States or on a foreign exchange and may be bought and sold in a foreign currency. The Advisor generally selects foreign securities on a stock-by-stock basis based on total-return potential. Foreign investments are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.

The Fund may enter into short sales. If this practice is used by the Fund, the intent would be to primarily hedge the Fund's portfolio by shorting against existing portfolio holdings or securities whose values are linked to various indices such as, NASDAQ Biotech Index, Standard & Poor's Depository Receipts (SPDRs), Diamonds, NASDAQ 100, and Merrill Lynch HOLDRs. Investing for hedging purposes may result in certain transaction costs which may reduce the Fund's performance. In addition, there is no assurance that a short position will achieve a perfect correlation with the security that is being hedged against.

VALUE FUNDS
-----------

QUAKER MID-CAP VALUE FUND
-------------------------
The Fund's Sub-Advisor believes that the Fund's investment objective is best achieved by investing in companies that exhibit the potential for significant growth over the long term and that currently are "undervalued" by the market. The Advisor defines long-term as a time horizon of at least three years. To identify companies that have significant growth potential, the Advisor employs a value-oriented approach to stock selection. To choose the securities in which the Funds will invest, the Advisor seeks to identify companies which exhibit some or all of the following criteria:

o    low price-to-earnings ratio ("P/E");
o    low price-to-book value or tangible asset value;
o    excellent prospects for growth;
o    strong franchise;
o    highly qualified management;
o    consistent free cash flow; and
o    high returns on invested capital.

In order to choose the securities in which the Fund invests, the Sub-Advisor employs its own proprietary, cash flow based dividend discount analytical model. The Sub-Advisor selects 50-100 securities which it believes to be undervalued relative to comparable alternate investments, then focuses on the fundamentals of these companies to choose which companies will ultimately be included in the Fund.

The Fund will normally invest its remaining assets in cash and cash equivalents such as U.S. government debt instruments, other unaffiliated mutual funds and repurchase agreements.

Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and in fact, usually maintain a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, the Trust has authorized the Fund's Advisor to adopt a temporary defensive investment position in the market. When the Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

QUAKER SMALL-CAP VALUE FUND
---------------------------
In selecting portfolio companies, the Fund's Sub-Advisor focuses on companies with consistently high earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics. The Fund will normally remain fully invested in these securities at all times, subject to a minimum cash balance maintained for operational purposes.

The Fund's Sub-Advisor screens a broad universe of U.S. securities to identify a subset of issuers with ample trading volume, at least three years of operating history, and market capitalizations similar to the companies in the Russell 2000 and Russell 2500 indices. The resulting stocks are divided into 34 peer groups. Within each group, the Sub-Advisor identifies the most attractive stocks by considering a number of balance sheet and income statement criteria. The
Sub-Advisor then chooses securities that attempt to maximize returns and minimize risk relative to the blended characteristics of the Russell 2000 and the Russell 2500 indices.

The Fund may invest its remaining assets, if any, in equity securities of medium- and large-capitalization companies, cash and cash equivalents, such as U.S. government debt instruments, other unaffiliated mutual funds and repurchase agreements.

Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and in fact, usually maintains a small percentage of its assets in cash reserves. Under abnormal market or economic conditions, the Trust has authorized the Fund's Sub-Advisor to adopt a temporary defensive investment position in the market. When the Sub-Advisor assumes such a position, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets. When assuming a temporary defensive position, the Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements.

GEEWAX TERKER CORE VALUE FUND
-----------------------------
The Sub-Advisor employs fundamental security analysis of individual companies which have been identified through the "bottom up" approach.

The Sub-Advisor seeks to purchase strong companies trading at reasonable prices. As part of its fundamental research, the Advisor may rely upon specific sources of information, including general economic and industry data as provided by the U.S. Government, various trade associations and other sources, brokerage research reports, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements, as well as direct interviews with company management. The Sub-Advisor also reviews traditional financial data such as price-sales and earnings ratios, returns on assets and equity, market volatility of the company's securities, earnings growth vs. cash flow, and price to cash ratios.

                              WHO MANAGES OUR FUNDS

THE FUND MANAGER
----------------
Pursuant to a Master Investment Advisory Agreement adopted by the Trust for each Fund and approved by each Fund's shareholders, Quaker Funds, Inc. ("QFI"), 1288 Valley Forge Road, Suite 71, Pa.O. Box 987, Valley Forge, PA 19482, provides or arranges to provide day-to-day investment advisory services to the Funds and is primarily responsible to the Board for the conduct of each Fund's investment activities. QFI prepares quarterly reports to the Board concerning the investment activities of the Funds (or more frequently if the Board requires). QFI is responsible for ensuring that the Funds are managed in accordance with their investment objectives and restrictions and is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

Mr. Manu Daftary serves as Portfolio Manager for QFI and has day-to-day responsibility for choosing the investments of the Quaker Aggressive Growth Fund. Mr. Daftary is also the President of DGCM and the firm's sole shareholder. He was the Fund's portfolio manager when DGCM served as investment advisor to the Fund and has been responsible for the day-to-day management of the Fund's portfolio since its inception. He has been with DGCM since July 1996. Previously Mr. Daftary was a portfolio manager with Greenville Capital Management during 1995 and early 1996; was Senior Vice President/Portfolio Manager with Hellman, Jordan Management Company from 1993-1995; was co-manager of the institutional growth stock portfolio with Geewax, Terker & Co. from 1988-1993.

QFI is authorized to engage persons, subject to Board and shareholder approval, to serve the Funds as sub-advisors.

These sub-advisors provide day-to-day investment advice and choose the securities in which the Funds will invest. The Sub-Advisors report directly to QFI, and QFI will be responsible to report to the Board for any errors or omissions made by a sub-advisor.

For its services to each Fund, QFI receives an annual fee, calculated daily and paid monthly, based on the average daily net assets of each Fund. The table below sets forth the compensation rates paid to QFI for each Fund, and the rates paid to each Sub-Advisor by QFI from the fees it receives:

----------------------------------------------------------------------------------------------------------------
                                    ANNUAL FEE RATE, AS          ANNUAL FEE RATE, AS          NET FEE RATE. AS
                                   PERCENTAGE OF AVERAGE        PERCENTAGE OF AVERAGE      PERCENTAGE OF AVERAGE
                                   DAILY NET ASSETS, PAID       DAILY NET ASSETS, PAID        DAILY NET ASSETS,
         NAME OF FUND                     TO QFI                TO SUB-ADVISORS BY QFI         RETAINED BY QFI
----------------------------------------------------------------------------------------------------------------
Core Equity                                1.05%                        0.75%                      0.30%
----------------------------------------------------------------------------------------------------------------
Aggressive Growth                          1.30%                         NA                        1.30%
----------------------------------------------------------------------------------------------------------------
Mid-Cap Value                              1.05%                        0.75%                      0.30%
----------------------------------------------------------------------------------------------------------------
Small-Cap Value                       Base fee- 1.20%              Base Fee- 0.90%
                                     Minimum Fee- 0.60%          Minimum Fee- 0.30%
                                     Maximum Fee- 1.80%          Maximum Fee- 1.50%                0.30%
----------------------------------------------------------------------------------------------------------------
Small-Cap Growth                           1.05%                        0.75%                      0.30%
----------------------------------------------------------------------------------------------------------------
Fixed Income                               1.00%                        0.70%                      0.30%
----------------------------------------------------------------------------------------------------------------
Intermediate Municpal Bond       On assets to $100mm- 0.65%      On assets to $100mm-              0.30%
Fund 1                           On assets > $100mm- 0.60%              0.35%
                                                              On assets > $100mm- 0.30%
----------------------------------------------------------------------------------------------------------------
Geewax Terker Core Value                   1.05%                        0.75%                      0.30%
----------------------------------------------------------------------------------------------------------------
Capital Opportunities                 Base Fee - 1.05%             Base Fee- 0.75%
                                    Minimum Fee- 0.6416%        Minimum Fee- 0.3416%
                                     Maximum Fee- 1.55%          Maximum Fee- 1.25%                0.30%
----------------------------------------------------------------------------------------------------------------
Biotech Pharma-Healthcare                  1.25%                        0.95%                      0.30%
----------------------------------------------------------------------------------------------------------------

1. Prior to March 13, 2003, ALM Advisors, Inc. was sub-advisor to the Fund, during which time the Fund paid a management fee of 1.05% to QFI, of which 0.75% was paid to ALM Advisors, Inc. During the period March 13, 2003 until a new sub-advisory contract was approved by shareholders on August_8, 2003, the fund paid a management fee and sub-advisory fee at the rates described in the table.

For the Trust's fiscal year ending June 30, 2002, Each Fund paid the following investment advisory fees:

--------------------------------------------------------------------------------

Name of Fund                                                       Advisory Fees

--------------------------------------------------------------------------------
Quaker Core Equity Fund                                             $  140,104
--------------------------------------------------------------------------------
Quaker Aggressive Growth Fund                                       $1,468,661
--------------------------------------------------------------------------------
Quaker Mid-Cap Value Fund                                           $  123,877
--------------------------------------------------------------------------------
Quaker Small-Cap Value Fund                                         $  394,087
--------------------------------------------------------------------------------
Quaker Small-Cap Growth Fund                                        $   33,590
--------------------------------------------------------------------------------
Quaker Fixed Income Fund                                            $   80,704
--------------------------------------------------------------------------------
Quaker High Yield Fund                                              $   78,153
--------------------------------------------------------------------------------
Geewax Terker Core Value Fund                                       $    2,768
--------------------------------------------------------------------------------
Quaker Capital Opportunities Fund                                   $    6,649
--------------------------------------------------------------------------------

THE SUB-ADVISORS
----------------
The Trust and Quaker Funds, Inc. currently have selected the following persons to serve as sub-advisor to certain of the Funds:

FOR THE QUAKER CORE EQUITY FUND, QUAKER SMALL-CAP GROWTH FUND, AND GEEWAX TERKER CORE VALUE FUND:

Geewax, Terker & Co. ("GTC"), 99 Starr Street, Phoenixville, Pennsylvania 19460, serves as sub-advisor to the Funds. GTC was established as a Pennsylvania partnership in 1982 and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended. GTC currently serves as investment advisor to over $8.2 billion in assets. GTC operates as an investment advisory firm and has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Core Equity Fund, to individuals, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since 1987. GTC is controlled by John J. Geewax and Bruce E. Terker.

John J. Geewax, general partner of GTC, has responsibility for the day-to-day management of the Fund's portfolio. Prior to establishing Geewax, Terker & Co. in 1982, Mr. Geewax served as a portfolio manager with Pennsylvania Asset Services, beginning in 1980. He was also an instructor at the Wharton School of the University of Pennsylvania from 1980 - 1982.

Messrs. Geewax and Terker, under the aegis Geewax, Terker & Co., have provided investment management services and counseling to a significant number of individual clients, large institutional clients and other registered investment companies, including the Noah Fund and Vanguard Trustees Equity Fund since founding the company. GTC has served as investment advisor to the Funds since November, 1998.

FOR THE QUAKER MID-CAP VALUE FUND
Schneider Capital Management ("Schneider"), 460 East Swedesford Road, Wayne, PA 19087, serves as sub-advisor to the Fund. Schneider was established as a 100% employee-owned investment advisory firm in 1996 and is registered as an investment advisor with the Securities and Exchange Commission. As of June 30, 2002, Schneider managed in excess of $1.2 billion in client assets.

Arnold C. Schneider is Chief Investment Officer and principal of the firm, and serves as Portfolio Manager to the Fund. Mr. Schneider founded the firm and has a total of nineteen years of investment experience. Prior to founding Schneider, Mr. Schneider was a senior vice president and partner of the Wellington Management Company. Mr. Schneider began his career at Wellington as an analyst in 1983 and assumed portfolio management responsibility as head of the value team in 1987. Mr. Schneider received a BS in finance from the McIntire School of Commerce of the University of Virginia and is a past president of the Financial Analysts o Philadelphia.

FOR THE QUAKER SMALL-CAP VALUE FUND:
Aronson+Partners ("A+P") serves as sub-advisor to the Fund. A+P was established as a Pennsylvania partnership in 1984 and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended. A+P currently serves as investment advisor to over $6.5 billion in assets. A+P has been rendering investment counsel utilizing investment strategies substantially similar to that of the Small-Cap Value Fund to individuals, banks and thrift institutions, pension and profit sharing plans, trusts, estates, charitable organizations and corporations since its inception in 1984. Aronson+Partners is located at 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. A+P is controlled by Theodore R. Aronson.

Mr. Aronson has been responsible for day-to-day management of the Fund's portfolio since its inception. He has been with A+P since August 1984. Previously Mr. Aronson was a partner with Addison Capital Management.

FOR THE QUAKER FIXED-INCOME FUND AND QUAKER INTERMEDIATE MUNICIPAL BOND FUND:
Andres Capital Management serves as Sub-Advisor to the Funds under a written agreement for such services approved by the Fund's shareholders on August 8, 2003. Andres Capital Management is a SEC registered investment advisor specializing in fixed income management and as of ___July 31, 2003 managed in excess of $82 million in client assets. For its services to the Fund's Andres Capital receives an annual fee, calculated daily and paid monthly, based on the average daily net assets of each Fund, as follows: 0.35% on the first $100 million and 0.30% on assets in excess of $100 million.

Mr. Robert P. Andres is President and CEO of Andres Capital Management. He began is investment career in the Municipal Bond Division of J.P. Morgan. Subsequently, he held the position of National Sales Manager Municipal Securities at both Kidder Peabody and Merrill Lynch. He spent 17 years at Merrill Lynch, where from 1983 to 1987 he held the title of Vice President and Manager, Secondary Corporate Bond Trading. In addition, he was named President of Merrill Lynch Mortgage Capital Corporation, a position he held until May, 1987. He then became a partner and Senior Vice President of R. Seelaus and

Company, a regional Municipal Bond Dealer. Mr. Andres resigned his position in February, 1989 to form Martindale Andres and Godshalk and Company, Inc., a Philadelphia based asset Management Company. He acted as the firm's Chief Operating Officer and Chief Investment Officer Fixed Income. In 1995, Mr. Andres and his partner sold the asset management business to Keystone Financial. He continued to serve as Chief Operating Officer and Chief Investment Officer Fixed Income for the surviving entity until October 2000. Subsequently, Mr. Andres became a partner and the Chief Investment Officer of the Swarthmore Group, an investment management firm. He resigned that position to form Andres Capital Management in 2002.

FOR THE QUAKER CAPITAL OPPORTUNITIES FUND
Knott Capital Management, Inc., 1234 West Chester Pike, Suite 200, West Chester, PA 19382, ("Knott") serves as sub-advisor to the Fund pursuant to a written agreement for such services between Knott, QFI and the Trust.

Knott was established as an Indiana limited liability company in 1998 and is registered as an investment advisor under the Investment Advisors Act of 1940, as amended. Knott operates as an investment advisory firm and has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, pension and profit sharing plans, and trusts since 1998.

Charles A. Knott is the founder, Chairman and Chief Investment Officer of Knott Capital. He is also lead portfolio manager for the Fund. Charles has more than 35 years' investment experience, including more than 20 years with bank trust departments. In addition to holding the CIO position at several large institutions, he has served as the Deputy Banking Commissioner for the State of Maryland. He has offered his testimony as an expert witness before the Federal Reserve Banking Committee, as well as appearing on radio, television and in The Wall Street Journal. Charles is a graduate of Loyola College in Baltimore, MD.

J. Michael Barron is Chief Executive Officer of Knott Capital Management as well as a portfolio manager for the Fund. Michael has 10 years of investment industry experience. Prior to joining Knott Capital, he was Director of Real Estate Securities for INVESCO, overseeing the management of $1 billion dollars in client assets. He has been a featured speaker at many industry and association conferences. He is an active member of IMCA and NAREIT. Michael is a graduate of Villanova University, in Villanova, PA and a CFA candidate.

Warren S. Stone is Executive Vice President of Knott Capital Management as well as a portfolio manager of the Quaker Opportunities Fund. Warren has more than 35 years' investment experience. Previously, he spent 28 years at Wilmington Trust where he was Division Manager within the bank's personal trust department. In addition he was senior portfolio manager responsible for managing more than 2 billion dollars in assets. Warren is a graduate of Duke University, in Durham, NC.

FOR THE QUAKER BIOTECH PHARMA-HEALTHCARE FUND
Sectoral Asset Management, Inc. ("S.A.M."), 1000 Sherbrooke Street West, Suite 2120, Montreal, Quebec, serves as sub-advisor to the Fund pursuant to a written agreement for such services. S.A.M. was established as a Canadian corporation in October, 2000 and is registered as an investment advisor in the United States under the Investment Advisors Act of 1940, as amended. S.A.M currently serves as investment advisor to over $1.4 billion in assets. S.A.M. operates as an investment advisory firm and has been rendering investment counsel, utilizing investment strategies substantially similar to that of the Fund, to individuals, pension and profit sharing plans, trusts, estates, and corporations since 2000. S.A.M. is 100 % employee owned and operated. S.A.M.'s majority shareholders are Messrs. Jerome Pfund, CFA and Michael Sjostrom CFA.

Messrs. Michael Sjostrom, CFA and Jerome Pfund, CFA head the team of investment professionals who engage in the day-to-day management of the Fund's portfolio.

Michael Sjostrom, CFA: Co-Founder, Chief Investment Officer of Sectoral Asset Management (S.A.M.). Mr. Sjostrom was born in Denmark and raised in Switzerland. He graduated in 1987 from the St. Gallen School of Economics, Law, Business and Public Administration with an M.B.A. in Finance and Economics. He joined Pictet & Cie in 1993 as a pharmaceutical analyst after working for two other Swiss banks. He has been the portfolio manager of Pictet Global Sector Biotech Fund since its inception in 1994 and was head of the pharmaceutical analyst for Pictet & Cie from 1994-2000. He is also co-founder of the Swiss Society for Investment Professionals.

Jerome Pfund, CFA: Co-Founder and Chief Executive Officer of Sectoral Asset Management. Mr. Pfund was born and raised in Switzerland. He graduated in 1987 from the St Gallen School of Economics, Law, Business and Public Administration with an MBA in Banking. He joined Pictet & Cie in 1989 as a Portfolio Manager in the bank's institutional asset management business. From 1994 until 1997, he acted as the unit's Chief Investment Officer. In 1997 he moved to Montreal, Canada to assume the function of CEO of the North American operations of Pictet & Cie. In 1996, he co-founded the Swiss Society of Investment Professionals, the Swiss local society of the Association for Investment Management and Research
(AIMR). He was also a captain of a Special Forces unit of the Swiss Army until his departure from Switzerland. In October 2000, he left Pictet & Cie to found Sectoral Asset Management together with Michael Sjostrom.

                           HOW TO BUY AND SELL SHARES

INVESTING IN THE FUNDS

Determining Share Prices
------------------------
Shares of each Fund are offered at the public offering price ("POP") for each share class. The public offering price is each share's next calculated net asset value ("NAV"), plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. Each Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund's Sub-Advisor, subject to the review and supervision of the Advisor and Board of Trustees. Each Fund's per share NAV and POP is computed on all days on which the New York Stock Exchange ("NYSE") is open for business, at the close of regular trading hours on the exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

Variable Pricing System
-----------------------
Each Fund in the Quaker Family of Funds offers one or more classes of shares. The main differences between each share class are sales charges, ongoing fees and investment minimums. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold your shares. Each share class in any Fund represents interests in the same portfolio of investments in that Fund. The table below shows which share classes are offered by each Fund:

Funds and Share Classes              Class A   Class B   Class C   Institutional
--------------------------------------------------------------------------------
          Growth Funds
--------------------------------------------------------------------------------
Quaker Aggressive Growth Fund           o         o         o            o
--------------------------------------------------------------------------------
Quaker Core Equity Fund                 o         o         o            o
--------------------------------------------------------------------------------
Quaker Small-Cap Growth Fund            o         o         o            o
--------------------------------------------------------------------------------
Quaker Capital Opportunities Fund       o         o         o
--------------------------------------------------------------------------------
Quaker Biotech Pharma-Healthcare Fund   o         o         o
--------------------------------------------------------------------------------
          Value Funds
--------------------------------------------------------------------------------
Quaker Mid-Cap Value Fund               o         o         o            o
--------------------------------------------------------------------------------
Quaker Small-Cap Value Fund             o         o         o            o
--------------------------------------------------------------------------------
Geewax Terker Core Value Fund           o         o         o
--------------------------------------------------------------------------------
          Fixed Income Funds
--------------------------------------------------------------------------------
Quaker Fixed Income Fund                o         o         o            o
--------------------------------------------------------------------------------
Quaker High Yield Fund                  o         o         o            o
--------------------------------------------------------------------------------

CLASS A SHARES.
Class A shares are offered at their POP, which is NAV share plus the applicable sales charge. The sales charge varies depending on how much you invest. There are no sales charges on reinvested dividends or other distributions. The following sales charges apply to your purchases of Class A shares of each Fund except the Quaker Fixed-Income Fund and Quaker High Yield Fund:

                             SALES CHARGE       SALES CHARGE
                               AS A % OF         AS A % OF             DEALER
AMOUNT INVESTED             OFFERING PRICE    NET AMOUNT INVESTED    REALLOWANCE
---------------             --------------    -------------------    -----------
Less than   $ 49,999             5.50%              5.82%               5.00%
$50,000 to  $ 99,999             4.75%              4.99%               4.25%
$100,000 to $249,999             3.75%              3.76%               3.25%
$250,000 to $499,999             2.75%              2.76%               2.50%
$500,000 to $999,999             2.00%              2.00%               1.75%
$1,000,000 or more               1.00%              1.00%               0.75%

The following sales charges apply to your purchases of Class A shares of the Quaker Fixed-Income Fund and the Quaker High Yield Fund:

                             SALES CHARGE       SALES CHARGE
                               AS A % OF         AS A % OF             DEALER
AMOUNT INVESTED             OFFERING PRICE    NET AMOUNT INVESTED    REALLOWANCE
---------------             --------------    -------------------    -----------
Less than   $ 99,999             4.25%              4.44%               4.00%
$100,000 to $249,999             3.75%              3.89%               3.50%
$250,000 to $499,999             2.75%              2.83%               2.50%
$500,000 to $999,999             2.00%              2.04%               1.75%
$1,000,000 or more               1.00%              1.00%               0.75%

Citco-Quaker Fund Distributors, Inc. ("CQFD") the Trust's Distributor, will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with CQFD to sell shares of the Funds. The dealer's concession may be changed from time to time. CQFD may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "Underwriter" under the Securities Act of 1933, as amended. The Trust and CQFD have authorized one or more brokers to accept purchase and redemption orders on the Trust's behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf.

Exemptions From Sales Charges
-----------------------------
The Trust will waive sales charges for purchases by fee-based registered investment advisors for their clients, broker/dealers with wrap fee accounts, registered investment advisors or brokers for their own accounts, employees and employee-related accounts of the Advisor and Sub-Advisors, and for an organization's qualified retirement plan that places either (i) 100 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds, in the aggregate. For purchasers that qualify for fee waiver, shares will be purchased at NAV. Shareholders of each Fund have approved the conversion of No-Load Class shares, previously the only share class offered by the Funds, to Class A shares. As part of that approval, any shareholder of those Funds who purchased shares prior to June 23, 2000 are exempt from sales charges on all future purchases of Class A Funds in their account. This permanent exemption does not apply to new accounts opened after June 23, 2000 or to accounts of an otherwise exempt shareholder opened in another name.

Reduced Sales Charges
---------------------
You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in all Funds with the dollar amount of shares to be purchased. For example, if you already owned Class A shares in the Core Equity Fund with a combined aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of the Aggressive Growth Fund, there would be a sales charge of 2.00% on your $60,000 purchase instead of the normal 4.75% on that purchase, because you had accumulated more than $500,000 total in the Funds.

Letter of Intent
----------------
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

CLASS B SHARES
(EFFECTIVE AS OF JULY 15, 2003, QUAKER FUNDS HAS SUSPENDED THE SALE OF ITS CLASS B SHARES IN ALL OF ITS FUND'S PORTFOLIOS.)

Unlike Class A shares, Class B shares are sold at NAV without an initial sales charge. Instead, a Contingent Deferred Sales Charge ("CDSC") is imposed on certain redemptions of Class B shares. This means that all of your initial investment is invested in the Fund(s) of your choice, and you will only incur a sales charge if you redeem shares within seven years. In that case, a CDSC may be imposed on your redemption. If a CDSC is imposed, it will be calculated on an amount equal to the lesser of the current market value or the original cost of the shares redeemed. What this means is that no sales charge is imposed on increases in the net asset value of your shares above their original purchase price. Also, no charge is assessed on shares derived from reinvestment of dividend or capital gains distributions.

The amount of the CDSC, if any, varies depending on the number of years you have held your shares. To determine that time period, all purchases made in any month are aggregated together and deemed to have been made on the last day of the month. For Class B shares, the following CDSC charges apply:

                                                  CDSC AS A PERCENTAGE
          REDEMPTION WITHIN                      OF REDEMPTION PROCEEDS
                                                    OR ORIGINAL COST
          -------------------------------------------------------------
          1st  Year.......................................5.00%
          2nd Year........................................4.00%
          3rd  Year.......................................3.00%
          4th  Year.......................................3.00%
          5th  Year.......................................2.00%
          6th  Year.......................................1.00%
          7th Year and Thereafter..........................NONE

When you send a redemption request to the Trust, unless you specify otherwise, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

CDSC Waivers
------------
The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the IRS Code) of a shareholder (ii) in connection with certain distributions from an IRA or other retirement plan (iii) for annual withdrawals up to 10% of the value of the account, and (iv) pursuant to the right of the Trust to liquidate a shareholder's account.

Conversion Feature
------------------
Class B shares automatically convert to Class A shares once the economic equivalent of a 5.00% sales charge is recovered by the Fund(s) for each investment account, normally after 7 years. The sales charge is recoverable by the Fund(s) through the distribution and servicing fees paid under each Fund's Plan of Distribution for its Class B shares. Class B shares converting to Class A shares are not subject to additional sales charges. You should be aware that the recovery of the economic equivalent of the applicable sales charge may take longer than seven years in the event of adverse market conditions. In such an event, the 12b-1 fees applicable to Class B shares would continue until the sales charge was recovered. Thereafter, the shares would convert to Class A.

CLASS C SHARES
Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund(s) of your choice. However, Class C shares pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets.

In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a contingent deferred sales charge ("CDSC") of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gain amounts purchased more than thirteen months prior to the redemption and increases in the value of your shares.

INSTITUTIONAL CLASS SHARES
The Trust also offers Institutional Class Shares for certain Funds. This share class is sold without any sales loads or CDSCs. However, the minimum initial and subsequent investment in institutional shares is $1 million. This share class is designed for large institutions.

FACTORS TO CONSIDER WHEN CHOOSING A SHARE CLASS
When deciding which class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund(s), and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C or Class B shares will be greater than the front-end sales charge of Class A shares and to what extent such differences may be offset by the lower ongoing expenses on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of each Fund's expenses over time in the "OUR FUNDS" Section of this Prospectus.

Distribution Fees
-----------------
Quaker Investment Trust (the "Trust") has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), by class of shares, for each Fund. The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate the Sponsor or others for expenses relating to the promotion and sale of shares of each Fund.

Under the Class A Plan, the Class A shares of each Fund compensate the Distributor, QFI and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of each Fund's average daily net assets attributable to Class A shares.

Under the Class B Plan, the Class B shares of each Fund compensate the Distributor, QFI and others for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class B shares. Amounts paid under the Class B Plan are paid to the Distributor, QFI and others to compensate them for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit QFI to compensate authorized dealers for selling such shares. Accordingly, the Class B Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares. 12b-1 fees payable on Class B shares will be paid by the Distributor to QFI for the first thirteen months after the shares are purchased. Thereafter, 0.75% of the fee is paid by the Distributor to QFI to assist in the recovery of the advanced commission paid to selling brokers, and 0.25% may be paid to selling brokers that provide continuing services to the Fund's shareholders.

Under the Class C Plan, Class C shares of each Fund compensate the Distributor, QFI and others for distribution and service fees at an annual rate of 1.00% (0.75% of which is a distribution fee) payable on a monthly basis, of each Fund's average daily net assets attributable to Class C shares. Amounts paid under the Class C Plan are paid to the Distributor, QFI and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of ongoing shareholder servicing fees to persons who have sold Class C shares. The Class C Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load or a CDSC charge and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Plan's purpose is to provide for the financing of the distribution of Class C shares. 12b-1 fees payable on Class C shares will be paid by the Distributor to QFI for the first thirteen months after the shares are purchased.

The Distribution Plans provide that the Funds may finance activities which are primarily intended to result in the sale of the Funds' shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature and payments to dealers and shareholder servicing agents.

The Distribution Plans are reviewed annually by the Trust's Board of Trustees and may be renewed only by majority vote of the shareholders of the Funds' Classes to which each Plan applies or by majority vote of the Board, and in both cases also a majority vote of the "disinterested" Trustees of the Trust, as that term is defined in the 1940 Act.

MINIMUM INVESTMENT AMOUNTS
--------------------------
Your purchase of Fund shares is subject to the following minimum investment amounts:

MINIMUM                  MINIMUM
TYPE OF                  INVESTMENT                    SUBSEQUENT
ACCOUNT                  TO OPEN ACCOUNT               INVESTMENTS
--------------------------------------------------------------------------------
REGULAR                  $2000                         $100
IRAs                     $1000                         $100
--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN MEMBERS

MINIMUM                  MINIMUM
TYPE OF                  INVESTMENT                    SUBSEQUENT
ACCOUNT                  TO OPEN ACCOUNT               INVESTMENTS
--------------------------------------------------------------------------------
REGULAR                  $2000                         $100 per month minimum
IRAs                     $1000                         $100 per month minimum
--------------------------------------------------------------------------------

THE MINIMUM INVESTMENT IN INSTITUTIONAL SHARES IS $1 MILLION.

All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Fund is unable to debit your predesignated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) from the Fund(s) to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund(s).

Your investment in the Fund(s) should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Trust reserves the right to reject any purchase request that it regards as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Trust also reserves the right to stop offering shares of any Fund at any time.

Opening and Adding To Your Account
----------------------------------
You can invest in the Funds by mail, wire transfer and through participating financial service professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Funds through an automatic payment plan. Any questions you may have can be answered by calling the Funds, toll free, at 1-800-220-8888.

Purchases through Financial Service Organizations
-------------------------------------------------
You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares By Mail
-------------------------
To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to Fund of your choice, and mail the Form and check to:

                                The Quaker Funds
                      c/o CITCO-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

For Overnight or Special Delivery:

                                The Quaker Funds
                      c/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482

Your purchase order, if accompanied by payment, will be processed upon receipt by Citco-Quaker Fund Services, Inc., the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's public offering price ("POP") calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the POP determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------
To make an initial purchase of shares by wire transfer, take the following steps:
1.   Call 1-800-220-8888 to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3. Fill out, fax (610-935-3775), then mail the Account Application to the Transfer Agent
4.   Ask your bank to wire funds to the account of:

                       Wachovia Bank National Association
                                 ABA # 031201467
                       For Credit to Acct # 2000014666991
                   For Further Credit to (Your Name & Acct. #)

Include your name(s), address and taxpayer identification number or social security number on the wire. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Application Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Account Application included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which must be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Automatic Investment Plan
-------------------------
You may purchase shares of the Funds through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Funds. You can take advantage of the plan by filling out the Automatic Investment Plan application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the Plan. The Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Funds at 1-800-220-8888.

Telephone Purchases
-------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share POP determined at the close of business on the day the Transfer Agent receives payment through the ACH. Call the Funds for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Trust may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Trust does not currently expect to charge such a fee.

The Trust's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Trust will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Trust shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Trust and/or the Transfer Agent have failed to follow procedures reasonably designed to prevent losses. However, if the Trust and/or the Transfer Agent fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information
----------------------------------
The Funds reserve the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check or money order drawn on a U.S. bank, savings & loan or credit union. The Funds' custodian will charge a $25.00 fee against your account, in addition to any loss sustained by the Fund(s), for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

                        HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Redemption requests should be mailed via U.S. mail to:

                                The Quaker Funds
                      c/o Citco-Quaker Fund Services, Inc.
                                 P.O. Box C1100
                           Southeastern, PA 19398-1100

or by overnight or special delivery to:

                                The Quaker Funds
                      c/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482

The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in "Good Order". "Good Order" means that the request must include:

     1.   Your account number;
     2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
     3. The signatures of all account owners exactly as they are registered on the account;
     4.   Any required signature guarantees; and
     5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Signature Guarantees
--------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)  if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii)if the proceeds are to be made payable to someone other than the account's owner(s);
(iv) any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in the Fund(s) by calling the Funds at 1-800-220-8888 if you elected to use telephone redemption on your Account Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Trust or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Funds by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund(s) may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $25) for outgoing wires.

Redemption At The Option Of The Trust
-------------------------------------
If the value of the shares in your account falls to less than $2,000, the Trust may notify you that, unless your account is increased to $2,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2,000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $2000 as the result of market action. The Trust reserves this right because of the expense to the Funds of maintaining very small accounts.

Exchange Feature.
-----------------
You may exchange your shares of the Funds for the same share class of any other Fund without incurring any additional sales charges. An exchange involves the simultaneous redemption of shares of one Fund and purchase of shares of another Fund at each Fund's respective closing NAV next determined after a request for exchange has been received, and is a taxable transaction. You may direct the Trust to exchange your shares by contacting the Transfer Agent. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the Fund(s) to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.

A pattern of frequent exchange transactions may be deemed by the Trust to be an abusive practice that is not in the best interests of current shareholders of the Funds. Such a pattern may, at the discretion of the Trust, be limited by that Fund's refusal to accept further purchase and/or exchange orders, after providing the investor with 30 days prior notice. The Trust will consider all factors it deems relevant in determining whether a pattern of frequent purchases, redemptions and/or exchanges by a particular investor is abusive and not in the best interests of the Funds or its other shareholders. The Board of Trustees of the Trust reserves the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

Systematic Withdrawal Plan.
---------------------------
Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Account Application, or is available by calling the Trust. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The Application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Trust upon sixty days written notice or by a shareholder upon written notice to the Funds. Account applications and further details may be obtained by calling the Trust at 800-220-8888 or by writing to the Transfer Agent.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from each Fund's net investment income. Net investment income will be distributed at least annually. Each Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund(s). You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.

                               TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, a Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

Each Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless you request in writing to have them paid by check.

The Quaker Intermediate Municipal Bond Fund intends to meet certain federal income tax requirements so that distributions of tax-exempt interest income will be treated as "exempt interest dividends." These dividends are not subject to regular federal income tax. The municipal securities held by the Fund may generate interest income subject to the alternative minimum tax. Any portion of exempt interest dividends attributable to interest on these securities may increase some shareholders' alternative minimum tax. The Fund expects that its distributions will consist primarily of exempt-interest dividends. The Fund's exempt-interest dividends may be subject to state and local taxes. Any capital gains distributed by the fund may be taxable.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

                               GENERAL INFORMATION

The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare their performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Funds may also, from time to time, compare their performance to the one or more appropriate indices.

According to the law of Massachusetts under which the Trust is organized, and the Company's Amended and Restated Declaration of Trust and by-laws, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Trust will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Trust will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

Protecting your personal information is a priority for the Trust and our privacy policy has been designed to support this objective. The Trust may collect non-public personal information from you in the following ways:

     1. From information provided by you on applications or other forms submitted to the Trust or to the Transfer Agent; and

     2.   From information arising from your investment in the Fund(s).

The Trust utilizes electronic, procedural and physical controls in keeping with industry standards and procedures. For example, the Trust authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Trust does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Trust has entered into arrangements with the Fund Manager, Transfer Agent, Principal Underwriter, and Advisors to provide investment advisory, administrative and other services, and the Trust may disclose information about you or information that you have provided to the Fund to these parties in connection with each party's responsibilities to the Funds.

The Board of Trustees of the Trust has approved a Code of Ethics (the "Code") for the Trust, Fund Manager, Sub-Advisors and Principal Underwriter. Each Code governs the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Codes. The Trust has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

The Board of Trustees of the Trust has also approved anti-money laundering procedures which it believes are reasonably designed to detect and prevent attempts to utilize the Funds for illegal purposes. Day to day responsibility for the monitoring of such activities has been delegated to the Transfer Agent, subject to Board oversight and periodic independent audit.

                              FINANCIAL HIGHLIGHTS

The financial data included in the tables below for the fiscal year ended June 30 of each time period have been audited by Briggs, Bunting, & Dougherty, LLP, independent auditors. The information in the tables below should be read in conjunction with each Fund's latest audited financial statements and notes thereto, which may be obtained without charge by contacting the Trust. The information contained below for periods prior to June 30, 2001 is for a class of shares no longer offered by the Funds. However, since all share classes of each Fund are invested in the same portfolio of securities, the returns shown below will vary only to the extent that the various share classes have different sales charges and ongoing expenses. Information for the period ending June 30, 2001 & 2002 reflects the performance of Class A shares, unless otherwise indicated.

                                                                 QUAKER AGGRESSIVE GROWTH FUND

YEAR ENDED JUNE 30,                            2002           2001           2000           1999           1998
                                            ----------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD        $    18.69     $    22.64     $    14.10     $    12.01     $    11.16
                                            ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)            (0.16)          0.17           0.24           0.12           0.00
         Net realized and unrealized gain
         (loss) on investments                   (2.46)         (1.24)          9.88           5.54           2.69
                                            ----------     ----------     ----------     ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS                 (2.62)         (1.07)         10.12           5.66           2.69
                                            ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                   (0.04)         (0.34)         (0.06)         (0.12)          0.00
         Net realized capital gains               0.00          (2.54)         (1.52)         (3.45)         (1.38)
         Distributions in excess of
         Net realized gain                        0.00           0.00           0.00           0.00          (0.46)
                                            ----------     ----------     ----------     ----------     ----------
TOTAL DISTRIBUTIONS                              (0.04)         (2.88)         (1.58)         (3.57)         (1.84)
                                            ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD              $    16.03     $    18.69%    $    22.64     $    14.10     $    12.01

TOTAL RETURN                                    (14.03)%        (5.06)%(B)     73.68%         49.44%         26.57%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (000'S OMITTED)
(000'S OMITTED)                             $  159,755     $   64,637     $   18,463     $    3,865     $    1,714
RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                           2.20%          2.32%          2.02%          2.84%          8.09%
         After expense waivers and fee
         Reimbursements                           2.20%          2.32%          1.57%          1.35%          1.35%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                          (0.93)%         0.88%          1.40%         (0.45)%        (6.72)%
         After expense waivers and fee
         Reimbursements                          (0.93)%         0.88%          1.84%          1.04%         (0.04)%

PORTFOLIO TURNOVER RATE                         523.87%        641.59%        886.14%      1,696.00%        877.13%

                                                                    QUAKER CORE EQUITY FUND

YEAR ENDED JUNE 30,                            2002           2001           2000           1999           1998
                                            ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $    12.48     $    20.31     $    17.78     $    14.42     $    11.61
                                            ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)            (0.15)         (0.25)         (0.18)         (0.06)          0.00
         Net realized and unrealized gain
         (loss) on investments                   (2.69)         (7.28)          3.09           4.10           2.81
                                            ----------     ----------     ----------     ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS                 (2.84)         (7.53)          2.91           4.04           2.81
                                            ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                    0.00           0.00           0.00           0.00           0.00
         Net realized capital gains               0.00          (0.30)         (0.38)         (0.68)          0.00
         Distributions in excess of
         Net realized gain                        0.00           0.00           0.00           0.00           0.00
                                            ----------     ----------     ----------     ----------     ----------
TOTAL DISTRIBUTIONS                               0.00          (0.30)         (0.38)         (0.68)          0.00
                                            ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD              $     9.64     $    12.48     $    20.31     $    17.78     $    14.42

TOTAL RETURN                                    (22.76)%       (37.33)%        16.34%         28.16%         24.20%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (000'S OMITTED)
(000'S OMITTED)                             $   10,504     $   13,888     $   30,275     $   25,407     $    4,777
RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                           2.21%          2.11%          1.70%          1.44%          3.48%
         After expense waivers and fee
         Reimbursements                           2.21%          2.11%          1.48%          1.29%          1.35%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                          (1.32)%        (1.58)%        (1.17)%        (0.73)%        (2.10)%
         After expense waivers and fee
         Reimbursements                          (1.32)%        (1.58)%        (0.95)%        (0.58)%         0.03%

PORTFOLIO TURNOVER RATE                         124.48%        127.53%         82.54%         78.45%         64.36%

                                           QUAKER SMALL-CAP GROWTH FUND

                                                         FOR THE PERIOD
                                                          FROM JUNE 14,
                                               YEAR       2001 (START OF
                                              ENDED      OPERATIONS) TO
                                          JUNE 30, 2002   JUNE 30, 2001
                                          -----------------------------

NET ASSET VALUE, BEGINNING OF PERIOD        $     8.89     $     8.71
                                            ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)            (0.20)         (0.01)
         Net realized and unrealized gain
         (loss) on investments                   (0.98)          0.19
                                            ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS                 (1.18)          0.18
                                            ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                    0.00           0.00
         Net realized capital gains               0.00           0.00
         Distributions in excess of
         Net realized gain                        0.00           0.00
                                            ----------     ----------
TOTAL DISTRIBUTIONS                               0.00           0.00
                                            ----------     ----------

NET ASSET VALUE, END OF PERIOD              $     7.71     $     8.89

TOTAL RETURN                                    (13.27)%         2.07%(B)

RATIOS/SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000'S OMITTED)
(000'S OMITTED)                             $      140     $       31

RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                           2.61%          2.86%(a)
         After expense waivers and fee
         Reimbursements                           2.61%          2.26%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                          (2.35)%       (2.49)%(a)
         After expense waivers and fee
         Reimbursements                          (2.35)%       (1.89)%(a)

PORTFOLIO TURNOVER RATE                         154.51%        151.73%

(a)  annualized
(b)  Aggregate Total Return, not annualized

                                  QUAKER CAPITAL OPPORTUNITIES FUND

                                          FOR THE PERIOD
                                           FROM JANUARY
                                        31, 2002 (START OF
                                          OPERATIONS) TO
                                           JUNE 30, 2002

NET ASSET VALUE, BEGINNING OF PERIOD        $    10.00
                                            ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)            (0.04)
         Net realized and unrealized gain
         (loss) on investments                   (0.53)
                                            ----------
TOTAL FROM INVESTMENT OPERATIONS                 (0.57)
                                            ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                    0.00
         Net realized capital gains               0.00
         Distributions in excess of
         Net realized gain                        0.00
                                            ----------
TOTAL DISTRIBUTIONS                               0.00
                                            ----------

NET ASSET VALUE, END OF PERIOD              $     9.43

TOTAL RETURN                                (5.70)%(B)

RATIOS/SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000'S OMITTED)
(000'S OMITTED)                             $    2,044

RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                           2.53%(a)
         After expense waivers and fee
         Reimbursements                           2.53%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                     (1.09)%(a)
         After expense waivers and fee
         Reimbursements                     (1.09)%(a)

PORTFOLIO TURNOVER RATE                         180.94%

(a)  annualized
(b)  Aggregate Total Return, not annualized

                                                                   QUAKER MID-CAP VALUE FUND

                                                                                                      FOR THE PERIOD
                                                                                                      FROM JANUARY
                                                                                                    6, 1998 (START OF
                                                                                                     OPERATIONS) TO
YEAR ENDED JUNE 30,                            2002           2001           2000           1999      JUNE 30, 1998
                                            -----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $    11.41     $    10.75     $    11.00     $    10.93     $    10.00
                                            ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)            (0.11)         (0.13)         (0.03)          0.00          (0.02)
         Net realized and unrealized gain
         (loss) on investments                    0.84           0.87          (0.22)          0.23           0.95
                                            ----------     ----------     ----------     ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS                  0.73           0.74          (0.25)          0.23           0.93
                                            ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                    0.00           0.00           0.00           0.00           0.00
         Net realized capital gains              (0.34)         (0.08)          0.00          (0.16)          0.00
         Distributions in excess of
         Net realized gain                        0.00           0.00           0.00           0.00           0.00
                                            ----------     ----------     ----------     ----------     ----------
TOTAL DISTRIBUTIONS                              (0.34)         (0.08)          0.00          (0.16)          0.00
                                            ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD              $    11.80     $    11.41     $    10.75     $    11.00     $    10.93

TOTAL RETURN                                      6.45%          6.95%         (2.27)%         2.68%          9.30%(B)

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (000'S OMITTED)
(000'S OMITTED)                             $    5,168     $    1,405     $    8,391     $   12,155     $    9,033
RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                           2.14%          2.63%          1.99%          1.63%          1.97%(a)
         After expense waivers and fee
         Reimbursements                           2.14%          2.63%          1.43%          1.35%          1.35%(a)
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                          (0.83)%        (1.05)%        (0.78)%        (0.33)%   (0.93)%(a)
         After expense waivers and fee
         Reimbursements                          (0.83)%        (1.05)%        (0.22)%        (0.05)%   (0.31)%(a)

PORTFOLIO TURNOVER RATE                         106.60%        195.06%         38.59%         69.59%         13.86%

(a)  annualized
(b)  Aggregate Total Return, not annualized

                                                                  QUAKER SMALL-CAP VALUE FUND

YEAR ENDED JUNE 30,                            2002           2001           2000           1999           1998
                                            ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $    15.63     $    12.57     $    12.81     $    13.47     $    11.53
                                            ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)            (0.22)         (0.16)         (0.02)         (0.04)         (0.01)
         Net realized and unrealized gain
         (loss) on investments                    0.26           3.83           0.19          (0.40)          2.99
                                            ----------     ----------     ----------     ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS                  0.04           3.67           0.17          (0.44)          2.98
                                            ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                    0.00           0.00           0.00           0.00           0.00
         Net realized capital gains              (0.76)         (0.61)         (0.41)         (0.22)         (1.04)
         Distributions in excess of
         Net realized gain                        0.00           0.00           0.00           0.00           0.00
                                            ----------     ----------     ----------     ----------     ----------
TOTAL DISTRIBUTIONS                              (0.76)         (0.61)         (0.41)         (0.22)         (1.04)
                                            ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD              $    14.91     $    15.63     $    12.57     $    12.81     $    13.47

TOTAL RETURN                                      0.54%         29.67%          1.38%         (2.96)%        27.04%

RATIOS/SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000'S OMITTED)
(000'S OMITTED)                             $    7,885     $    5,522     $   11,214     $   13,020     $    3,792

RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                           2.72%          2.65%          1.58%          1.78%          4.20%
         After expense waivers and fee
         Reimbursements                           2.60%          2.65%          1.35%          1.35%          1.35%

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                          (1.60)%        (1.46)%        (0.37)%        (0.82)%        (3.03)%
         After expense waivers and fee
         Reimbursements                          (1.48)%        (1.46)%        (0.14)%        (0.40)%        (0.18)%

PORTFOLIO TURNOVER RATE                          82.66%        124.37%        138.59%        113.99%        129.58%

                                  GEEWAX TERKER CORE VALUE FUND

                                          FOR THE PERIOD
                                          FROM MARCH 26
                                          2002 (START OF
                                          OPERATIONS) TO
                                          JUNE 30, 2002

NET ASSET VALUE, BEGINNING OF PERIOD        $    10.00
                                            ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)            (0.03)
         Net realized and unrealized gain
         (loss) on investments                   (0.68)
                                            ----------
TOTAL FROM INVESTMENT OPERATIONS                 (0.71)
                                            ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                    0.00
         Net realized capital gains               0.00
         Distributions in excess of
         Net realized gain                        0.00
                                            ----------
TOTAL DISTRIBUTIONS                               0.00
                                            ----------

NET ASSET VALUE, END OF PERIOD              $     9.29

TOTAL RETURN                                     (7.10)%(B)

RATIOS/SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000'S OMITTED)
(000'S OMITTED)                             $      957

RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                           2.21%(a)
         After expense waivers and fee
         Reimbursements                           2.21%(a)

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                          (1.14)%(a)
         After expense waivers and fee
         Reimbursements                          (1.14)%(a)

PORTFOLIO TURNOVER RATE                          19.31%

(a)  annualized
(b)  Aggregate Total Return, not annualized

                                                                   QUAKER FIXED INCOME FUND

YEAR ENDED JUNE 30,                            2002           2001           2000           1999           1998
                                            ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $    10.06     $     9.80     $    10.13     $    10.41     $     9.89
                                            ----------     ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)             0.86           0.55           0.53           0.48           0.47
         Net realized and unrealized gain
         (loss) on investments                    0.03           0.26          (0.33)         (0.27)          0.50
                                            ----------     ----------     ----------     ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS                  0.89           0.81           0.20           0.21           0.97
                                            ----------     ----------     ----------     ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                   (0.86)         (0.55)         (0.53)         (0.48)         (0.45)
         Net realized capital gains               0.00           0.00           0.00          (0.01)          0.00
         Distributions in excess of
         Net realized gain                        0.00           0.00           0.00           0.00           0.00
                                            ----------     ----------     ----------     ----------     ----------
TOTAL DISTRIBUTIONS                              (0.86)         (0.55)         (0.53)         (0.49)         (0.45)
                                            ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE, END OF PERIOD              $    10.09     $    10.06     $     9.80     $    10.13     $    10.41

TOTAL RETURN                                      9.06%          8.37%          2.13%          1.84%          9.97%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (000'S OMITTED)
(000'S OMITTED)                             $   10,818     $    7,991     $    8,284     $    7,675     $    5,682
RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                           2.04%          2.08%          1.57%          1.41%          2.53%
         After expense waivers and fee
         Reimbursements                           2.04%          2.08%          0.98%          0.90%          0.90%
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                           8.48%          5.43%          4.92%          4.03%          2.96%
         After expense waivers and fee
         Reimbursements                           8.48%          5.43%          5.51%          4.54%          4.59%

PORTFOLIO TURNOVER RATE                         163.40%        180.47%        282.71%        276.94%         81.55%

                                     QUAKER INTERMEDIATE MUNICIPAL BOND FUND
                                                 (FORMERLY THE )

                                                         FOR THE PERIOD
                                                          FROM JUNE 14,
                                               YEAR      2001 (START OF
                                              ENDED      OPERATIONS) TO
                                          JUNE 30, 2002   JUNE 30, 2001

NET ASSET VALUE, BEGINNING OF PERIOD        $     9.46     $     9.68
                                            ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
         Net investment income (loss)             0.74           0.92
         Net realized and unrealized gain
         (loss) on investments                   (2.14)         (0.35)
                                            ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS                 (1.40)          0.57
                                            ----------     ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
         Net investment income                   (0.74)         (0.79)
         Net realized capital gains               0.00           0.00
         Distributions in excess of
         Net realized gain                        0.00           0.00
                                            ----------     ----------
TOTAL DISTRIBUTIONS                              (0.74)         (0.79)
                                            ----------     ----------

NET ASSET VALUE, END OF PERIOD              $     7.32     $     9.46

TOTAL RETURN                                    (15.28)%         6.29%(B)

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD (000'S OMITTED)
(000'S OMITTED)                             $      505     $      212
RATIO OF EXPENSES TO AVERAGE NET ASSETS
         Before expense waivers and fee
         Reimbursements                           1.92%          2.35%(a)
         After expense waivers and fee
         Reimbursements                           1.92%          2.35%(a)
RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS:
         Before expense waivers and fee
         Reimbursements                           9.01%         10.23%(a)
         After expense waivers and fee
         Reimbursements                           9.01%         10.23%(a)

PORTFOLIO TURNOVER RATE                         231.10%        622.75%

(a)  annualized
(b)  Aggregate Total Return, not annualized

                              FOR MORE INFORMATION

Additional information about the Funds is available in the Trust's latest Audited Annual Report, dated June 30, 2002 and Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Funds. A current SAI, dated November 1, 2002 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Trust's Audited Annual Report contains audited financial information concerning the Funds and discussion relating to the factors that affected each Fund's performance during each Fund's last fiscal year.

To receive information without charge concerning the Funds or to request a copy of the SAI or annual report relating to the Funds, please contact the Trust at:

                             Quaker Investment Trust
                      c/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
                                 1-800-220-8888

A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Funds is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                           Investment Company Act No.
                                    811-06260

                                                                     QFPR 112001

                       STATEMENT OF ADDITIONAL INFORMATION
                             QUAKER INVESTMENT TRUST
                      c/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 88
                             Valley Forge, PA 19482
                             Telephone 800-220-8888

                                November 1, 2002

This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information relating to each series of the Quaker Investment Trust (the "Trust") and should be read in conjunction with the Trust's Prospectus, dated November 1, 2002 relating to the following series of the
Trust:

          Quaker Aggressive Growth Fund
          Quaker Core Equity Fund
          Quaker Small-Cap Growth Fund
          Quaker Capital Opportunities Fund
          Quaker Biotech Pharma-Healthcare Fund
          Quaker Mid-Cap Value Fund
          Quaker Small-Cap Value Fund
          Geewax Terker Core Value Fund
          Quaker Fixed-Income Fund; and
          Quaker Intermediate Municipal Bond Fund
            (each a "Fund" and together the "Funds").

This SAI relates only to the above-listed Funds. You may obtain a copy of the Prospectus, free of charge, by writing to Quaker Investment Trust, c/o Citco-Quaker Fund Services, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, or by calling 1-800-220-8888.

                               TABLE OF CONTENTS

                                                                  Page
          ------------------------------------------------------------
          Investment Policies and Restrictions                       2
          ------------------------------------------------------------
          Investment Restrictions                                    5
          ------------------------------------------------------------
          Investment Advisor Information                             7
          ------------------------------------------------------------
          Directors and Officers                                     8
          ------------------------------------------------------------
          Performance Information                                   14
          ------------------------------------------------------------
          Purchasing and Redeeming Shares                           15
          ------------------------------------------------------------
          Tax Information                                           15
          ------------------------------------------------------------
          Portfolio Transactions                                    16
          ------------------------------------------------------------
          Custodian                                                 17
          ------------------------------------------------------------
          Transfer Agent                                            18
          ------------------------------------------------------------
          Administration                                            18
          ------------------------------------------------------------
          Distributor                                               19
          ------------------------------------------------------------
          Independent Accountants                                   19
          ------------------------------------------------------------
          Distribution Plan                                         19
          ------------------------------------------------------------
          General Information                                       19
          ------------------------------------------------------------
          Financial Statements                                      21
          ------------------------------------------------------------

                      INVESTMENT POLICIES AND RESTRICTIONS

Each Fund's investment objective(s) and the manner in which each Fund pursues its investment objective(s) are generally discussed in the Prospectus. This section provides additional information concerning each Fund's permissible investments and/or investment restrictions not otherwise discussed in the Prospectus.

In addition to the primary investment securities in which each Fund invests as set forth in the Prospectus, each Fund may also invest in the following, to the extent that such investments do not violate an investment restriction described in the Prospectus or this SAI:

U.S. GOVERNMENT TREASURY BILLS, TREASURY NOTES, AND TREASURY BONDS are direct obligations of the U.S. Government. As such, these instruments are generally considered to have the highest credit standing. Securities backed by the full faith and credit of the United States Government (direct obligations) carry minimal credit risk; shareholders are generally exposed only to interest rate risk.

U.S. GOVERNMENT AGENCY SECURITIES are securities issued by instrumentalities of the U.S. Government. Some of these securities are direct obligations of the U.S. Government, but those that are not still enjoy a very high degree of credit safety.

REPURCHASE AGREEMENTS ("Repos") In a Repo, a Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by any Fund must be collateralized by qualifying securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund, and the Fund may only enter into Repos with U.S. banks or qualifying broker/dealers, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS The Funds may purchase securities on a when-issued basis, and may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place at some future date. A Fund may enter into such transactions when, in the Advisor/Sub-Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. None of the Funds is limited on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, any Fund committing to such transactions will maintain a segregated account with its Custodian consisting of cash, cash equivalents, or U.S. Government securities, in an amount equal to the aggregate fair market value of its commitments to such transactions.

EQUITY SECURITIES To the extent that such purchases do not conflict with a Fund's principal investment objective(s), the Funds may invest in common stock, convertible preferred stock, straight preferred stock, and investment grade convertible bonds. Each Fund may also invest up to 5% of its net assets in warrants or rights to acquire equity securities (other than those acquired in units or attached to other securities). Stocks held in the portfolio of a Fund will generally be traded on either the New York Stock Exchange, American Stock Exchange or the NASDAQ over-the-counter market.

SHORT-TERM INVESTMENTS The Funds also will normally hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions and to provide for Fund operating expenses. As a temporary defensive measure, each Fund may invest up to 100% of its total assets in investment grade bonds, U.S. Government Securities, repurchase agreements, or money market instruments. When a Fund invests its assets in such securities as a temporary defensive measure, it will not be pursuing its stated investment objective.

OPTIONS The Funds may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further. over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Funds will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Funds may invest not more than 10% of their total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Funds may write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Funds may only write (sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS To hedge against changes in securities prices or interest rates, the Funds may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Funds may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

MONEY MARKET INSTRUMENTS Money market instruments mature in thirteen months or less from the date of purchase and include U.S. Government Securities, corporate debt securities, bankers acceptances and certificates of deposit of domestic branches of U.S. banks, and commercial paper rated in one of the two highest rating categories by any of the nationally recognized statistical rating organizations or if not rated, of equivalent quality in the Advisor's opinion. Money market instruments may be purchased for temporary defensive purposes, to accumulate cash for anticipated purchases of portfolio securities and to provide for shareholder redemptions and operating expenses of the Fund. For temporary defensive purposes, a Sub-Advisor may, when it believes that unusually volatile or unstable economic and market conditions exists, depart from the Fund's normal investment approach and invest up to 100% of the net assets of the Fund in these instruments.

REGISTERED INVESTMENT COMPANIES Each Fund may invest up to 10% of the value of its total assets in securities of other investment companies. The Funds may invest in any type of investment company consistent with the Fund's investment objective and policies. The Funds will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent the Funds invest in other investment companies, the shareholders of the Funds would indirectly pay a portion of the operating costs of the investment companies.

REAL ESTATE SECURITIES The Funds may invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Funds are not limited in the amount of these types of securities they may acquire, it is not presently expected that within the next 12 months any Fund will have in excess of 5% of its total assets in real estate securities.

You should be aware that Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended (which may also be affected by changes in the value of the underlying property) and by changes in interest rates. REITs are dependent upon management skills, often have limited diversification, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for exemption from tax for distributed income under the Internal Revenue Code and failing to maintain their exemptions from the Investment Trust Act. Certain REITs have relatively small market capitalizations, which may result in less market liquidity and greater price volatility of their securities.

ILLIQUID  INVESTMENTS  Each  Fund  may  invest  up to 10% of its net  assets  in illiquid  securities.  Illiquid  securities  are  those  that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Trustees and the Advisor, each Fund's Sub-Advisor determines the liquidity of that Fund's investments. Included within the category of illiquid securities are restricted securities, which cannot be sold to the public without registration under the federal securities laws. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

MASTER-FEEDER OPTION Notwithstanding its other investment policies, each Fund may seek to achieve its investment objective by investing all of its investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

Permissible Investments for the Aggressive Growth, Capital Opportunities and Biotech Pharma-Healthcare Funds only:

SPECIAL SITUATIONS Each Fund may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Funds will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

Permissible Investments for each Fund except the Fixed Income and High Yield Funds.

FOREIGN SECURITIES. The Funds may purchase foreign securities traded domestically as American Depository Receipts (ADRs). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade on the over the counter markets. The prices of ADRs are denominated in U.S. dollars, while the underlying security may be denominated in a foreign currency. Each Fund may invest up to 25% of its net assets in foreign securities.

Permissible Investments for the Biotech Pharma-Healthcare Fund only:

FOREIGN SECURITIES The Fund may invest up to 25% of its net assets in foreign securities, either in the form of ADRs or as stock traded on foreign exchanges.

PORTFOLIO TURNOVER. The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. For each Fund's latest fiscal year ending on June 30, 2002, portfolio turnover rates were:

          Quaker Aggressive Growth Fund:................      523.87%
          Quaker Core Equity Fund:......................      124.48%
          Quaker Small-Cap Growth Fund:.................      154.51%
          Quaker Capital Opportunities Fund.............      180.94%
          Quaker Biotech Pharma-Healthcare Fund........           NA*
          Quaker Mid-Cap Value Fund:....................      106.60%
          Quaker Small-Cap Value Fund:..................       82.66%
          Geewax Terker Core Value Fund.................       19.31%
          Quaker Fixed Income Fund:.....................      163.40%
          QuakerIntermediate Municipal Bond Fund **:....      231.10%

*    The Fund did not offer shares prior to June 30, 2002
** Prior toAugust 29, 2003, the Intermediate Municpal Bond Fund operated under different investment objectives and strategies and was called the Quaker High Yield Fund. The figures quoted above reflect the activity of the High Yield Fund as of June 30, 2002.

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                             INVESTMENT RESTRICTIONS

The Funds (except where noted) have adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting securities" of each Fund as defined in the Investment Company Act of 1940 (the "1940 Act"). As provided in the 1940 Act, a vote of a "majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

As a matter of fundamental policy, no Fund is allowed to:

(1) issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) in order to meet redemption requests, in amounts not exceeding 15% of its total assets; the Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

(2) invest for the purpose of exercising control or management of another issuer;

(3) purchase or sell commodities or commodities contracts, real estate (including limited partnership interests, but excluding readily marketable securities secured by real estate or interests therein, readily marketable interests in real estate investment trusts, readily marketable securities issued by companies that invest in real estate or interests therein, or mortgage-backed securities for the Fixed Income Fund as described in the Prospectus) or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

(4) underwrite securities issued by others, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws;

(5) make short sales of securities or maintain a short position, except short sales "against the box", and except that a Fund may engage in short sales of securities to the extent described in the Prospectus (a short sale is made by selling a security the Fund does not own; a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short);

(5) participate on a joint or joint and several basis in any trading account in securities; or

(6) make loans of money or securities, except that the Funds may (i) invest in repurchase agreements and commercial paper; (ii) purchase a portion of an issue of publicly distributed bonds, debentures or other debt securities; and (iii) acquire private issues of debt securities subject to the limitations on investments in illiquid securities; and

(7) under normal circumstances invest more than 25% of its total assets in the securities of companies engaged in a single industry; except that the Quaker Biotech Pharma-Healthcare Fund will invest not less than 25% of its assets in stocks of biotechnology, healthcare and pharmaceutical companies, and except that the Quaker Capital Opportunities Fund will invest not less than 25% of its assets in a single market sector. The market sectors in which the Quaker Capital Opportunities Fund invests will change from time to time, but the Fund will not at any time invest more than 25% of its assets in a single industry within that market sector .

The following investment limitations are not fundamental, and may be changed without shareholder approval. As a matter of non-fundamental policy, each Fund is not allowed to:

(1) invest in securities of issuers which have a record of less than three years' continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

(2) invest more than 10% of its net assets in illiquid securities; for this purpose, illiquid securities include, among others (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days;

(3) invest in the securities of any issuer if those officers or Trustees of the Trust and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

(4) purchase any securities on margin except in connection with such short-term credits as may be necessary for the clearance of transactions;

(5) invest in warrants, valued at the lower of cost or market, exceeding more than 5% of the value of the Fund's net assets; included within this amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange; warrants acquired by the Fund in units or attached to securities may be deemed to be without value, unless otherwise permitted in the Prospectus or this SAI;

Other Investment Limitations
----------------------------
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the mean of the bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price. Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value. Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees of the Trust. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

Fixed  income  securities  will  ordinarily  be traded  on the  over-the-counter market. When market quotations are not readily available, fixed income securities may be valued based on prices provided by a pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities. Such matrix system may be based upon the considerations described above used by other pricing services and information obtained by the pricing agent from the Advisors and other pricing sources deemed relevant by the pricing agent.

                         INVESTMENT ADVISOR INFORMATION

Information on the Funds' Investment Advisor and Sub-Advisors is set forth in the Prospectus. This section contains additional information concerning the Advisors and their obligations to the Funds.

General Advisor Duties
----------------------
The Investment Advisor and Sub-Advisors supervise and implement the investment activities of the Funds, including the making of specific decisions as to the purchase and sale of portfolio investments. Among the responsibilities of the Advisor and each Sub-Advisor under their respective Advisory Agreements is the selection of brokers and dealers through whom transactions in the Funds' portfolio investments will be effected.

The Advisory Agreement and each Sub-advisory Agreement provide that each Advisor/Sub-Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor/Sub-Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

Each Advisory Agreement and Sub-advisory Agreement has an initial term of two years, but may be continued thereafter from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Trustees of the Fund who are not "interested persons" of the Fund or the Advisor/Sub-Advisor cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund.

Each  Advisory   Agreement  and  each  Sub-advisory   Agreement  will  terminate
automatically in the event of its assignment (as defined in the 1940 Act).

For the fiscal years ending on June 30 of each period listed below, each Fund paid the following aggregate investment advisory fees:

--------------------------------------------------------------------------------

Name of Fund                                2002          2001          2000
--------------------------------------------------------------------------------
Aggressive Growth                        $1,468,661    $  381,785    $   38,120*
--------------------------------------------------------------------------------
Core Equity                              $  140,104    $  187,942    $  163,114*
--------------------------------------------------------------------------------
Small-Cap Growth                         $   33,590    $   16,498    $    3,317*
--------------------------------------------------------------------------------
Capital Opportunities                    $    6,649            NA            NA
--------------------------------------------------------------------------------
Biotech Pharma-Healthcare                        NA            NA            NA
--------------------------------------------------------------------------------
Mid-Cap Value                            $  123,877    $   53,322    $   34,164*
--------------------------------------------------------------------------------
Small-Cap Value                          $  394,087    $  241,378    $   38,621*
--------------------------------------------------------------------------------
Geewax Terker Core Value                 $    2,768            NA            NA
--------------------------------------------------------------------------------
Quaker Fixed Income                      $   80,704    $   53,136            NA
--------------------------------------------------------------------------------
Quaker Intermediate Municpal Bond **     $   78,153    $   61,225            NA
--------------------------------------------------------------------------------

o    Net of waivers and/or reimbursements

** Prior to August 29, 2003, the Intermediate Municipal Bond Fund operated under different investment objectives and strategies and was called the Quaker High Yield Fund. The figures quoted above reflect the activity of the High Yield Fund as of June 30, 2002.

DIRECTORS AND OFFICERS

The Board Of Trustees ("Board" or "Trustees") has overall responsibility for conduct of the Trust's affairs. The day-to-day operations of the Trust are managed by the Advisor, subject to the Bylaws of the Trust and review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                      Term of                                           Funds
                                      Position(s)     Office &                                          Overseen   Other
Name, Address &                       Held with       Length of      Principal Occupation(s)            by         Directorships
Date of Birth                         the Trust       Time Served    During Past 5 Years                Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mr. Jeffry H. King Sr.(1)             Interested      Indefinite.    Chairman of the Board of           Ten        Director &
                                      Trustee,                       Directors of Quaker Securities,               Co-Chairman,
1288 Valley Forge Road, Suite 75,     Chairman of     Since Nov.,    Inc., 1288 Valley Forge Road,                 Citco-Quaker Fund
Valley Forge, PA  19482               the Board of    1996           Suite 75, Valley Forge, Pa                    Services, Inc.,
                                      Trustees                       19482, an institutional                       Director &
(12-06-42)                                                           broker/dealer firm, since 2002.               Chairman, Quaker
                                                                     President & CEO of Quaker                     Funds, Inc.,
                                                                     Securities, Inc. from 1990 to                 Director and
                                                                     2002.  Chairman of the Board of               Co-Chairman,
                                                                     Directors of Quaker Funds, Inc.,              Quaker
                                                                     1288 Valley Forge Road, Suite                 Securities, Inc.
                                                                     71, Valley Forge, PA 19482,
                                                                     currently Fund Manager to the
                                                                     Quaker Family of Funds, since
                                                                     1996.  Co-Chairman of the Board
                                                                     of Citco-Quaker Fund Services,
                                                                     Inc., 1288 Valley Forge Road,
                                                                     Suite 88, Valley Forge, PA
                                                                     19482, transfer agent to the
                                                                     Trust, since May, 2001.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                      Term of                                           Funds
                                      Position(s)     Office &                                          Overseen   Other
Name, Address &                       Held with       Length of      Principal Occupation(s)            by         Directorships
Date of Birth                         the Trust       Time Served    During Past 5 Years                Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Ms. Laurie Keyes(2)                   Interested      Indefinite.    Chief Financial Officer of         Ten        None
                                      Trustee,                       Quaker Funds, Inc., currently
1288 Valley Forge Road, Suite 75,     Secretary       Since Nov.,    Fund Manager to the Quaker
Valley Forge, PA 19482                                1996           Family of Funds, since 1996.

(12-10-49)
------------------------------------------------------------------------------------------------------------------------------------
Mr. Everett T. Keech(3)               Interested      Indefinite.    Chairman-Executive Committee,      Ten        Director,
                                      Trustee, Vice                  Technology Development Corp.,                 Technology
One Tower Bridge, Suite 501           Chairman of     Since Nov.,    Norristown, PA, a technology                  Development
West Conshohocken, PA  19428          the Board,      1996           development and manufacturing                 Corp.; Director,
                                      President,                     firm, since 1997; President,                  Advanced Training
(02-23-40)                            Treasurer                      Quaker Investment Trust since                 Systems
                                                                     January 2002; Lecturer,                       International,
                                                                     University of Pennsylvania since              Inc.; Director,
                                                                     1988                                          Phoenix Data
                                                                                                                   Systems, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mr. Kevin J. Mailey(4)                Interested      Indefinite.    Principal of Quaker Funds, Inc.    Ten        Director, Quaker
                                      Trustee                        since May, 2000.  Elected                     Funds, Inc.
1288 Valley Forge Road, Suite 71,                     Since Feb.,    President of Quaker Funds, Inc.
Valley Forge, PA  19482                               2002           in September, 2001.  Marketing
                                                                     Director of Meridian Investments
(09-06-52)                                                           from October, 1997 to June,
                                                                     1999.  Principal and Marketing
                                                                     Director of the William Penn
                                                                     Funds from December, 1989 to
                                                                     June, 1997.  Graduate of Notre
                                                                     Dame University.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                      Term of                                           Funds
                                      Position(s)     Office &                                          Overseen   Other
Name, Address &                       Held with       Length of      Principal Occupation(s)            by         Directorships
Date of Birth                         the Trust       Time Served    During Past 5 Years                Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mr. Louis P. Pektor, III              Independent     Indefinite.    President, Ashley Development      Ten        None
                                      Trustee                        Company, 559 Main Street, Suite
559 Main Street, Suite 300,                           Since Nov.,    300, Bethlehem, PA, 18018, a
Bethlehem, PA, 18018                                  1996           commercial real estate
                                                                     development company,  since
(01-18-51)                                                           1989.  Previously, Executive
                                                                     Vice President, Wall Street
                                                                     Mergers & Acquisitions,
                                                                     Allentown, Pennsylvania.
                                                                     Graduate of Moravian College
                                                                     with BA and Lehigh University
                                                                     with a MBA in Business
                                                                     Management.
------------------------------------------------------------------------------------------------------------------------------------
Mr. Mark S. Singel                    Independent     Indefinite.    Managing Director , Public         Ten        Director,
                                      Trustee                        Affairs Management, 305 North                 GoInternet Corp.,
305 North Front Street,                               Since Feb.,    Front Street, Harrisburg, PA                  Philadelphia, PA,
Harrisburg, PA  17108                                 2002.          17108, a political consulting                 Trustee, St.
                                                                     firm, since 1999. President and               Francis
(09-12-53)                                                           CEO of Singel Associates,                     University
                                                                     1995-1999.  Formerly Lieutenant
                                                                     Governor and Acting Governor of
                                                                     the Commonwealth of
                                                                     Pennsylvania; also served as a
                                                                     State Senator for Pennsylvania
                                                                     and Chairman of the Pennsylvania
                                                                     Democratic Party.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                      Term of                                           Funds
                                      Position(s)     Office &                                          Overseen   Other
Name, Address &                       Held with       Length of      Principal Occupation(s)            by         Directorships
Date of Birth                         the Trust       Time Served    During Past 5 Years                Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Ambassador Adrian A. Basora (ret.)    Independent     Indefinite.    President of Eisenhower            Ten        Governor of the
                                      Trustee                        Fellowships ("EF"),                           Philadelphia
256 South 16th Street,                                Since Feb.,    Philadelphia, PA, since 1996.                 Stock Exchange
Philadelphia, PA  19102                               2002.          EF's mission is to enhance
                                                                     progress and mutual
(07-18-38)                                                           understanding through linkages
                                                                     among leaders in key fields
                                                                     throughout the world.
                                                                     Previously served as U.S.
                                                                     Ambassador to the Czech Republic
                                                                     from 1992 through 1995.  Served
                                                                     as National Security Council
                                                                     Director for European Affairs at
                                                                     the White House from 1989 to
                                                                     1991.  Ambassador Basora's
                                                                     affiliations include the Council
                                                                     on Foreign Relations, the
                                                                     Foreign Policy Research
                                                                     Institute and the Foundation for
                                                                     a Civil Society.  Ambassador
                                                                     Basora holds an MPA degree from
                                                                     Princeton University and
                                                                     undergraduate degrees from the
                                                                     Institut d'Etudes Politiques in
                                                                     Paris and from Fordham
                                                                     University.
------------------------------------------------------------------------------------------------------------------------------------
Mr. G. Michael Mara                   Independent     Indefinite.    Managing Director, Millennium      Ten        None
                                      Trustee                        Bank, Malvern, PA, since 2000.
30 Valley Stream                                      Since Feb.,    Previously principal, Vanguard
Parkway, Malvern, PA 19355                            2002.          Fiduciary Trust Company, The
                                                                     Vanguard Group, Valley Forge,
(05-05-55)                                                           PA, from 1997 to 1999.  District
                                                                     Manager and Senior Vice
                                                                     President, Merrill Lynch Trust
                                                                     Company, 1995 to 1997.  Served
                                                                     in various increasingly
                                                                     responsible roles within Merrill
                                                                     Lynch from 1986 to 1997.  Mr.
                                                                     Mara also served in the U.S.
                                                                     Army Intelligence and Security
                                                                     Command in Augsburg, Germany
                                                                     from 1976-1980.  Mr. Mara holds
                                                                     an MBA in management from The
                                                                     American University, Washington,
                                                                     DC and a BA in Business
                                                                     Communications from Emerson
                                                                     College, Boston, MA
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                      Term of                                           Funds
                                      Position(s)     Office &                                          Overseen   Other
Name, Address &                       Held with       Length of      Principal Occupation(s)            by         Directorships
Date of Birth                         the Trust       Time Served    During Past 5 Years                Trustee    Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Mr. James R. Brinton                  Independent     Indefinite.    Principal and Senior Insurance     Ten        None
                                      Trustee                        Broker for Robert J. McAllister
123 West Lancaster                                    Since Feb.,    Agency, Inc., 123 West Lancaster
Avenue, Wayne PA  19087                               2002           Avenue, Wayne PA  19087, a
                                                                     commercial insurance brokerage
(07-03-54)                                                           firm, since 1979.  Mr. Brinton
                                                                     holds a BA in business from
                                                                     Marietta College and licenses as
                                                                     a property and casualty broker
                                                                     and life, accident and health
                                                                     agent.
------------------------------------------------------------------------------------------------------------------------------------

---------------------
(1) Mr. King is an "interested person" of the Trust for purposes of the 1940 Act because he is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust, is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust, and serves as a director of Quaker Funds, Inc. and Citco-Quaker Fund Services, Inc.
(2) Ms. Keyes is an "interested person" of the Trust for purposes of the 1940 Act because she is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust.
(3) Mr. Keech is an "interested person" of the Trust for purposes of the 1940 Act because he is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust.
(4) Mr. Mailey is an "interested person" of the Trust for purposes of the 1940 Act because he is a shareholder of Citco-Quaker Fund Services, Inc., the transfer agent, fund accountant and administrator for the Trust, he is a principal and controlling shareholder of Quaker Funds, Inc., Investment Advisor to the Trust, and he serves as President of Quaker Funds, Inc.

There are no family relationships between the Trustees and executive officers of the Trust, except between Ms. Keyes and Mr. King, who are married.

Audit Committee
---------------
The Board of Trustees has formed an Audit Committee to oversee the financial reporting of the Trust, nominate independent auditors to conduct audits of the Trust's financial statements, and perform other related duties. The Audit Committee has adopted a charter to govern such activities. The members of the Audit Committee are: Amb. Adrian Basora (Chairman), Mr. G. Michael Mara, Mr. Mark S. Singel, and Mr. James R. Brinton. The Audit Committee met twice during the fiscal year ended June 30, 2002.

Compensation
------------
Each Trustee who is not an "interested person" of the Trust receives $3000 per meeting attended in person and $2000 per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. For the Trust's fiscal year ending June 30, 2002, the Trust paid the following fees to Trustees:

--------------------------------------------------------------------------------------------
                                             Pension or
                                             Retirement        Estimated
                            Aggregate     Benefits Accrued      Annual            Total
                           Compensation      as Part of      Benefits Upon    Compensation
Name of Trustee            from Company   Trust's Expenses     Retirement    Paid to Trustee
--------------------------------------------------------------------------------------------
Amb. Adrian A. Basora         $ 8,000          $  0.00          $  0.00          $ 8,000
--------------------------------------------------------------------------------------------
Mr. James R. Brinton          $ 9,000          $  0.00          $  0.00          $ 9,000
--------------------------------------------------------------------------------------------
Mr. G. Michael Mara           $ 9,000          $  0.00          $  0.00          $ 9,000
--------------------------------------------------------------------------------------------
Mr. Louis P. Pektor III       $16,250          $  0.00          $  0.00          $16,250
--------------------------------------------------------------------------------------------
Mr. Mark S. Singel            $15,500          $  0.00          $  0.00          $15,500
--------------------------------------------------------------------------------------------
Mr. Howard L. Gleit*          $ 6,500          $  0.00          $  0.00          $ 6,500
--------------------------------------------------------------------------------------------
Mr. Gleit resigned from the Board prior to June 30, 2002.

Trustee Ownership of Fund Shares
--------------------------------

As of September 30, 2002, the Trustees owned the following aggregate amounts of Fund shares:

--------------------------------------------------------------------------------
                                                               Aggregate Dollar
                                  Dollar Range of Fund           Range in All
                                  Shares Held in Each          Funds Overseen by
Name of Trustee                    Fund of the Trust           Trustee in Trust
--------------------------------------------------------------------------------

Mr. Jeffry H. King, Sr.     Aggressive Growth-  Over $100,000
                             Mid-Cap Value-  $50,001-$100,000
                              Small-Cap Value-  $1.00-$10,000     Over $100,000
--------------------------------------------------------------------------------

Ms. Laurie Keyes            Aggressive Growth-  Over $100,000
                              Small-Cap Value-  $1.00-$10,000
                                Mid-Cap Value-  Over $100,000     Over $100,000
--------------------------------------------------------------------------------

Mr. Everett T. Keech     Aggressive Growth-  $50,001-$100,000   $50,001-$100,000
--------------------------------------------------------------------------------

Mr. Kevin J. Mailey         Aggressive Growth-  $1.00-$10,000
                                  Core Equity-  $1.00-$10,000     $1.00-$10,000
--------------------------------------------------------------------------------

Amb. Adrian A. Basora                                    None         None
--------------------------------------------------------------------------------

Mr. James R. Brinton       Aggressive Growth- $10,001-$50,000    $10,001-$50,000
--------------------------------------------------------------------------------

Mr. G. Michael Mara           Small-Cap Value-  $1.00-$10,000     $1.00-$10,000
--------------------------------------------------------------------------------

Mr. Louis P. Pektor III                                  None         None
--------------------------------------------------------------------------------

Mr. Mark S. Singel                                       None         None
--------------------------------------------------------------------------------

Control Persons and Shareholders Owning in Excess of 5% of Fund Shares
----------------------------------------------------------------------

As of September 30, 2002 the following shareholders of each Fund owned 5% or more of the total outstanding shares in that Fund.

-------------------------------------------------------------------------------------------------
                                                                                      % Ownership
                                    Name of Quaker Fund                Number of       of Total
Name of Shareholder                 in Which Shares Held              Shares Owned    Fund Shares
-------------------------------------------------------------------------------------------------
National Investor Services,
  FBO Client Accts                  Core Equity                          561,763          40.51%
-------------------------------------------------------------------------------------------------
St. Mary's County Sheriff's
  Department Retirement Plan        Core Equity                          277,948          20.04%
-------------------------------------------------------------------------------------------------

Charles Schwab, FBO Client Accts    Core Equity                          121,668           8.77%
-------------------------------------------------------------------------------------------------

Boynton, E., Individual             Core Equity                            82049           5.92%
-------------------------------------------------------------------------------------------------

Charles Schwab, FBO Client Accts    Aggressive Growth                  6,785,668          60.09%
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
St. Mary's County Sheriff's
  Department Retirement Plan        Small-Cap Growth                     453,555          89.59%
-------------------------------------------------------------------------------------------------

Charles Schwab, FBO Client Accts    Capital Opportunities                 57,380           8.28%
-------------------------------------------------------------------------------------------------

Rohrbaugh, Larry L., Individual     Capital Opportunities                 49,564           7.15%
-------------------------------------------------------------------------------------------------

Cohen, Philip, Individual           Biotech Pharma-Healthcare              4,000         100.00%
-------------------------------------------------------------------------------------------------

Geewax, Terker & Co.                Geewax Terker Core Value              50,000          48.53%
-------------------------------------------------------------------------------------------------

Geewax, Terker & Co.                Geewax Terker Core Value              50,000          48.53%
-------------------------------------------------------------------------------------------------

Charles Schwab, FBO Client Accts    Quaker Mid-Cap Value                 213,642          12.92%
-------------------------------------------------------------------------------------------------
St. Mary's County Sheriff's
  Department Retirement Plan        Quaker Mid-Cap Value                 394,354          23.84%
-------------------------------------------------------------------------------------------------

Bank of Oklahoma OPUBCO             Small-Cap Value                      256,611          14.49%
-------------------------------------------------------------------------------------------------

Charles Schwab, FBO Client Accts    Small-Cap Value                      323,979          18.30%
-------------------------------------------------------------------------------------------------

Nabank & Co. FBO Client Accts       Small-Cap Value                      130,441           7.37%
-------------------------------------------------------------------------------------------------

Richmond Heights                    Small-Cap Value                       98,197           5.55%
-------------------------------------------------------------------------------------------------

Deutsche Bank Securities, Inc.      Small-Cap Value                      382,330          21.59%
-------------------------------------------------------------------------------------------------
St. Mary's County Sheriff's
  Department Retirement Plan        Fixed Income                         640,105          43.35%
-------------------------------------------------------------------------------------------------

Charles Schwab, FBO Client Accts    Fixed Income                         332,787          22.54%
-------------------------------------------------------------------------------------------------

Waitneight, P., Individual          Fixed Income                         657,067           9.12%
-------------------------------------------------------------------------------------------------

Charles Schwab, FBO Client Accts    Intermediate Municipal Bond *        121,066          38.24%
-------------------------------------------------------------------------------------------------

Boscacci, Individual                Intermediate Municipal Bond           27,663           8.74%
-------------------------------------------------------------------------------------------------

**Prior to August 29, 2003, the Intermediate Municipal Bond Fund operated under different investment objectives and strategies and was called the Quaker High Yield Fund. The figures quoted above reflect the activity of the High Yield Fund as of Septemeber 30, 2002.

                             PERFORMANCE INFORMATION

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows: P(1+T)^[n] = ERV

Where:         P = a hypothetical initial investment of $1000
               T = average annual total return
               n = number of years
               ERV = ending redeemable value of shares at the end of the period

Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of the Fixed Income Fund and the Intermediate Municipal Bond Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                           Yield =2[(A - B/CD + 1)6-1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

In sales literature, a Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, a Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Redemptions of each Fund's shares will be made at net asset value ("NAV") less any applicable CDSC. Each Fund's NAV is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the NAV of a share of a Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Sub-Advisor, subject to the review and supervision of the Advisor and the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

The Funds are open for business on each day that the NYSE is open. Each Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern time. Each Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received.

Redemptions in Kind.
--------------------
The Funds do not intend, under normal circumstances, to redeem their securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash. In such case, the Board of Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein each Fund has committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

                                 TAX INFORMATION

Each Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, the Funds must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If a Fund qualifies as a RIC and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Each Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund(s) may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Funds during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

Dividends. A portion of a Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because a Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of a Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for each Fund are made by the Advisor, or if a Sub-Advisor has been retained, the Sub-Advisor. In placing purchase and sale orders for portfolio securities for a Fund, it is the policy of the Advisor/Sub-Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor/Sub-Advisor's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and research and other services provided. A Fund may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. A Fund's Advisor/Sub-Advisor may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, a Fund's brokerage may be used to pay for a research service that is used in managing another client of the Advisor/Sub-Advisor.

The Advisor/Sub-Advisor may purchase or sell portfolio securities on behalf of a Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the aggregate price paid for the security will usually include an undisclosed "mark-up" or selling concession. The Advisor/Sub-Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor/Sub-Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor/Sub-Advisor may determine that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor/Sub-Advisor may combine transaction orders placed on behalf of a Fund with orders placed on behalf of any other fund or private account managed by the Advisor/Sub-Advisor for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the Fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then the Advisor/Sub-Advisor typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by the Advisor/Sub-Advisor to be fair and reasonable to the funds or accounts involved.

Personal Trading by Persons Affiliated with a Fund or the Trust
---------------------------------------------------------------
Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, the Advisor, each Sub-Advisor and the Distributor have adopted Codes of Ethics restricting personal securities trading by certain persons associated with each entity and having certain affiliations with a Fund or access to certain investment information relating to a Fund. These Codes are on public file, and are available from the Securities and Exchange Commission. While the Codes permit limited personal transactions by such persons in securities held or to be acquired by a Fund, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

The Advisor/Sub-Advisors may execute trades for a Fund with broker/dealers that are affiliated with the Trust, or employ an officer or Trustee of the Trust. These affiliated broker/dealers may receive commissions from such trades, some or all of which may be used as part of a compensation package to such affiliated persons. The Trust has adopted procedures to monitor and control such activities, and any such trading activities must be reported to the Board and reviewed at least quarterly.

                                    CUSTODIAN

Wachovia Bank, N.A. (the "Custodian"), 123 South Broad Street, Philadelphia, PA 19109, serves as custodian for each Fund's assets. The Custodian acts as the depository for each Fund, holds in safekeeping its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian receives from each Fund an annual fee based on the average net assets of the Fund held by the Custodian.

For the fiscal years ended June 30, 2000, 2001 and 2002, respectively, the Funds paid custodial fees as follows:

--------------------------------------------------------------------------------
Name of Fund                                 2002           2001           2000
--------------------------------------------------------------------------------
Aggressive Growth                          $31,406        $16,753        $ 8,922
--------------------------------------------------------------------------------
Core Equity                                $12,501        $14,959        $ 8,397
--------------------------------------------------------------------------------
Small-Cap Growth                           $16,445        $ 7,179             NA
--------------------------------------------------------------------------------
Capital Opportunities                      $ 2,787             NA             NA
--------------------------------------------------------------------------------
Biotech Pharma-Healthcare                       NA             NA             NA
--------------------------------------------------------------------------------
Mid-Cap Value                              $11,412        $ 4,246        $ 5,406
--------------------------------------------------------------------------------
Small-Cap Value                            $ 7,561        $ 8,902        $ 9,164
--------------------------------------------------------------------------------
Geewax Terker Core Value                   $   415             NA             NA
--------------------------------------------------------------------------------
Quaker Fixed Income                        $ 4,968        $ 3,692        $ 3,796
--------------------------------------------------------------------------------
Quaker Intermediate                        $ 2,850        $ 2,470             NA
Municipal Bond Fund **
--------------------------------------------------------------------------------

**Prior to August 29, 2003, the Intermediate Municipal Bond Fund operated under different investment objectives and strategies and was called the Quaker High Yield Fund. The figures quoted above reflect the activity of the High Yield Fund as of June 30, 2002.

                                 TRANSFER AGENT

Citco-Quaker Fund Services, Inc. ("CQFS), 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482, serves as the Fund's transfer, dividend paying, and shareholder servicing agent. CQFS, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust, dated July 1, 2001. CQFS maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Trust, the Trust pays CQFS an annual fee, paid monthly, based on the aggregate average net assets of the Funds, as determined by valuations made as of the close of each business day of the month. Each Fund is charged its pro rata share of such expenses. Prior to July 1, 2001, Declaration Service Company, 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as transfer agent to the Trust.

For the fiscal years ended June 30, 2000, and 2001, the Funds paid aggregate transfer agent fees of $77,840 and $113,430, respectively to Declaration Service Company. For the fiscal year ended June 30, 2002, the Funds paid aggregate transfer agency fees of $726,515 to CQFS.

                                 ADMINISTRATION

CQFS also acts as administrator to the Trust pursuant to a written agreement with the Trust. CQFS supervises all aspects of the operations of the Fund except those performed by the Fund's Advisor under the Fund's investment advisory agreements. CQFS is responsible for:

(a)  calculating the Fund's net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1; and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of the Fund;
(d)  preparing the Fund's federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining the Fund's financial accounts and records.

For its services to the Trust, the Trust pays CQFS an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The Fund is charged its pro rata share of such expenses. Prior to July 1, 2001, Declaration Service Company, 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as transfer agent to the Trust.

For the fiscal years ended June 30, 2000 and 2001, the Trust paid aggregate administration fees of $56,915 and $247,244, respectively, to Declaration Service Company. For the fiscal year ended June 30, 2002, administrative services provided by CQFS were included in the transfer agency fees paid by the Trust.

                                   DISTRIBUTOR

Citco-Quaker Fund Distributors, Inc., 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 ("CQFD"), acts as the principal underwriter of the Fund's shares pursuant to a written agreement with the Trust ("Distribution Agreement").

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

Prior to July 1, 2001, Declaration Distributors, Inc., 555 North Lane, Suite 61610, Conshohocken, PA 19428, served as principal underwriter to the Trust.

Pursuant to the Distribution Agreement, CQFD facilitates the registration of the Funds' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Funds, CQFD is paid an annual fixed of $20,000 fee by the Trust. CQFD also retains certain underwriting concessions from the sale of Fund shares.

                             INDEPENDENT ACCOUNTANTS

The firm of Briggs, Bunting & Dougherty, serves as independent accountants for the Funds, and audits the annual financial statements of the Funds, prepares the Fund's federal and state tax returns, and consults with the Funds on matters of accounting and federal and state income taxation.

                                DISTRIBUTION PLAN

As noted in the Prospectus, the Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans") whereby each share class of the Funds is authorized to pay a fee per annum of the Fund's average daily net assets to the Distributor, Advisor and others to compensate them for certain expenses incurred in the distribution of the Fund's shares and the servicing or maintaining of existing Fund shareholder accounts. The fees may be paid on a monthly basis, in arrears.

                               GENERAL INFORMATION

The Trust is an unincorporated business trust organized under Massachusetts law on October 24, 1990 and operates as an open-end management investment company. The Trust's Declaration of Trust authorizes the Board of Trustees to divide Trust shares into various series ("Funds"), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the issuance of an unlimited number of series and classes of shares. The Trust does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in the fundamental investment policy of a series would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of each Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

OTHER EXPENSES. Each Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Funds' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. Each Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of at least two-thirds of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Administrator or by votes cast in person or by proxy at a meeting called for that purpose.

Shareholders of the Trust will vote in the aggregate and not by series (Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular series or class. Matters affecting an individual series include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Amended and Restated Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

REPORTING TO SHAREHOLDERS. The Trust will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for the Fund will be audited by independent accountants. In addition, the Trust will send to each shareholder having an account directly with the Trust a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482 or by calling 800-220-8888.

                              FINANCIAL STATEMENTS

The financial statements of the Trust are incorporated herein by reference to the Trust's latest audited annual report, dated June 30, 2002, and unaudited semi-annual report, dated December 31, 2001. The Trust's annual report has been audited by Briggs, Bunting & Dougherty, LLP, independent auditors. You may receive a copy of either report, free of charge, by contacting the Trust.

                                                                     QSAI 112002

                                     PART C
                             QUAKER INVESTMENT TRUST
                                    FORM N-1A
                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) AMENDED AND RESTATED DECLARATION OF TRUST- Incorporated herein by reference; filed 8/29/96

     (b) BY-LAWS - Amended and Restated By-Laws- Incorporated by reference; filed 8/29/96

     (c)  NOT APPLICABLE

     (d)  INVESTMENT ADVISORY AGREEMENTS:

          1. Investment Advisory Agreement between the Trust and Quaker Funds, Inc.- - previously filed as an Exhibit to the Trust's Definitive Proxy, filed on December 28, 2001 and incorporated herein by reference.

          2. Sub-Advisory Agreement with Geewax Terker Co.- previously filed on January 9, 2002 as an Exhibit to post-effective amendment # 22 to the Trust's registration statement on Form N-1A, and incorporated herein by reference

          3. Sub-Advisory Agreement with Aronson+Partners- previously filed as an Exhibit to the Trust's Definitive Proxy on May 16, 2000 and incorporated herein by reference.

          4. Sub-Advisory Agreement with Knott Capital Management- previously filed on January 9, 2002 as an Exhibit to post-effective amendment # 22 to the Trust's registration statement on Form N-1A, and incorporated herein by reference

          5.   Sub-Advisory   Agreement  with  Schneider   Capital   Management-
               previously filed as an Exhibit to the Trust's Definitive Proxy on May 16, 2000 and incorporated herein by reference

          6. Sub-Advisory Agreement for Sectoral Asset Management, Inc.- previously filed on May 21, 2002 as an Exhibit to post-effective amendment # 24 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.

          7. Form of Sub-Advisory Agreement with Andres Capital Management. Attached as Exhibit.

     (e) DISTRIBUTION AGREEMENT between Registrant and Citco-Quaker Fund Distributors, Inc.- previously filed as an Exhibit to post-effective amendment # 24 to the Trust's registration statement of Form N-1A and incorporated herein by reference.

     (f)  NOT APPLICABLE

     (g)  CUSTODIAN AGREEMENT - Incorporated by reference; filed 9/5/97

     (h)  OTHER MATERIAL CONTRACTS -

          (1) Mutual Fund Services Agreement between Registrant and Citco-Quaker Fund Services, Inc. - previously filed on August 13, 2001 as an Exhibit to post-effective amendment # 19 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.

     (i) OPINION AND CONSENT OF COUNSEL - previously filed on January 9, 2002 as an Exhibit to post-effective amendment # 22 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.

     (j)  OTHER OPINIONS - Consent of Briggs, Bunting & Dougherty- filed herein.

     (k)  NOT APPLICABLE

     (l)  NOT APPLICABLE

     (m)  RULE 12B-1 PLANS:

          1. Amended Plan of Distribution under Rule 12b-1 for Class A Shares of the Trust- previously filed on May 21, 2002 as an Exhibit to post-effective amendment # 24 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.

          2. Amended Plan of Distribution under Rule 12b-1 for Class B Shares of the Trust- previously filed on May 21, 2002 as an Exhibit to post-effective amendment # 24 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.

          3. Amended Plan of Distribution under Rule 12b-1 for Class C Shares of the Trust- previously filed on May 21, 2002 as an Exhibit to post-effective amendment # 24 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.

     (n)  FINANCIAL DATA SCHEDULE - Not Applicable

     (o)  RULE 18F-3 PLAN - Incorporated by reference; filed 9/05/97

     (p)  CODE OF ETHICS-

          1. Code of Ethics for Trust, Citco-Quaker Fund Distributors, Inc. and Quaker Funds, Inc.- previously filed on May 21, 2002 as an Exhibit to post-effective amendment # 24 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.

          2. Code of Ethics for Geewax Terker Co.- previously filed on January 9, 2002 as an Exhibit to post-effective amendment # 22 to the Trust's registration statement on Form N-1A, and incorporated herein by reference

          3. Code of Ethics for Aronson + Partners- previously filed as an Exhibit to the Trust's Definitive Proxy on May 16, 2000 and incorporated herein by reference

          4. Code of Ethics for Knott Capital Management- previously filed on January 9, 2002 as an Exhibit to post-effective amendment # 22 to the Trust's registration statement on Form N-1A, and incorporated herein by reference

          5. Code of Ethics for Schneider Capital Management- previously filed as an Exhibit to the Trust's Definitive Proxy on May 16, 2000 and incorporated herein by reference

          6. Code of Ethics for Sectoral Asset Management, Inc.- previously filed on May 21, 2002 as an Exhibit to post-effective amendment # 24 to the Trust's registration statement on Form N-1A, and incorporated herein by reference.

          7.   Code  of  Ethics  for  Andres  Capital  Management.  Attached  as
               Exhibit.

ITEM 24. Persons Controlled by or Under Common Control with Registrant
         -------------------------------------------------------------

     No person is controlled by or under common control with Registrant.

ITEM 25. Indemnification
         ---------------
     Reference is hereby made to the following sections of the following documents filed or included by reference as exhibits hereto: Article VII, Sections 5.4 of the Registrant's Declaration of Trust, Article XIV Section 8(b) of the Registrant's Investment Advisory Agreements, Section 8(b) of the Registrant's Administration Agreement, and Section (6) of the Registrant's Distribution Agreements. The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

ITEM 26. Business and Other Connections of Investment Advisors
         -----------------------------------------------------
     See the Prospectus, generally and the Statement of Additional Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the Investment Advisor and Sub-Investment Advisors to the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor or Sub-Investment Advisors is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Each Sub-Investment Advisor currently serves as investment advisor to numerous institutional and individual clients.

ITEM 27. Principal Underwriter
         ---------------------
     (a) Citco-Quaker Fund Distributors, Inc. ("CQFD") is underwriter and distributor for Registrant. As such, CQFD offers shares of the Funds only upon orders received therefor. The Trust continuously offers shares. CQFD also serves as underwriter or distributor for the following investment companies which are not affiliated with
          Registrant: The HomeState Group of Funds, the NOAH Investment Group, Henssler Funds, Inc., The Penn Street Fund, Inc., and IPS Funds.

Information relating to each director, officer or partner of CQFD

--------------------------------------------------------------------------------
NAME & PRINCIPAL          POSITIONS AND OFFICES            POSITIONS AND OFFICES
BUSINESS ADDRESS          WITH UNDERWRITER                 WITH REGISTRANT
--------------------------------------------------------------------------------
Jeffry H. King, Sr.       Shareholder, Director,           Trustee, Chairman of
                          Co-Chairman of the               the Board of Trustees
                          Board, Secretary
--------------------------------------------------------------------------------
Kevin J. Mailey           Shareholder, Director            Trustee
--------------------------------------------------------------------------------
John A. Lukan             President and Chief              None
                          Executive Officer
--------------------------------------------------------------------------------
William Keunen            Director                         None
--------------------------------------------------------------------------------
Jay Peller                Director                         None
--------------------------------------------------------------------------------

     (b)  Not applicable

ITEM 28. Location of Accounts and Records
         --------------------------------
     All account books and records not normally held by Wachovia Bank NA, the Custodian to the Registrant, are held by the Registrant, in the offices of Citco-Quaker Fund Services, Inc., Fund Accountant, Administrator, and Transfer Agent to the Registrant, or by the Investment Advisor to the Registrant Quaker Funds, Inc. The address of Citco-Quaker Fund Services, Inc. is 1288 Valley Forge Road, Suite 88, Valley Forge, PA 19482. The address of Wachovia Bank, NA is Two First Union Center, Charlotte, North Carolina 28288-1151. The address of Quaker Funds, Inc. is 1288 Valley Forge Road, Suite 71, Valley Forge, PA 19428.

ITEM 29. Management Services.
         -------------------
     The substantive provisions of the Fund Accounting, Dividend Disbursing &Transfer Agent and Administration Agreement, as amended, between the Registrant and Citco-Quaker Fund Services, Inc. are discussed in Part B hereof.

ITEM 30. Undertakings.
         ------------
     The Registrant hereby undertakes to comply with Section 16(c) of the Investment Company Act of 1940. Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to any provision or arrangement whereby the Registrant indemnifies such persons, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Valley Forge, State of Pennsylvania on the 8th day of August, 2003.

          QUAKER INVESTMENT TRUST
          By: /s/ Jeffry H. King
             -------------------
          Trustee & Chairman

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Everett T. Keech                                             August 13, 2003
---------------------------------------
EVERETT T. KEECH, TRUSTEE, PRESIDENT AND TREASURER


/s/ Laurie Keyes                                                 August 13, 2003
---------------------------------------
LAURIE KEYES, TRUSTEE AND SECRETARY


/s/ Jeffry H. King                                               August 13, 2003
---------------------------------------
JEFF KING, TRUSTEE AND CHAIRMAN


/s/ Louis P. Pektor III                                          August 13, 2003
---------------------------------------
LOUIS P. PEKTOR III, TRUSTEE


/s/ Mark S. Singel                                               August 13, 2003
-------------------------------
MARK S. SINGEL, TRUSTEE


/s/ Amb. Adrian A. Basora                                        August 13, 2003
---------------------------------------
ADRIAN A. BASORA, TRUSTEE


/s/ James R. Brinton                                             August 13, 2003
-------------------------------
JAMES R. BRINTON, TRUSTEE


/s/ G. Michael Mara                                              August 13, 2003
-------------------------------
G. MICHAEL MARA, TRUSTEE


/s/ Kevin J. Mailey                                              August 13, 2003
-------------------------------
KEVIN J. MAILEY, TRUSTEE

                                  EXHIBIT INDEX

EX-99.(d)(7)        Form of Sub-Advisory Agreement for Andres Capital Management
EX-99.(j)           Consent of Briggs, Bunting & Dougherty
EX-99.(p)(7)        Code of Ethics for Andres Capital Management